     As filed with the Securities and Exchange Commission on April 23, 2002

                                                       REGISTRATION NO. 33-83120

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                    FORM N-4

               REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933          /X/

                         Pre-Effective Amendment No. ___                   / /

                         Post-Effective Amendment No. 8                    /X/

                 REGISTRATION STATEMENT UNDER THE INVESTMENT               /X/
                               COMPANY ACT OF 1940

                                 Amendment No. 8                           /X/

                            ------------------------

                         PIA VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                            ------------------------

                     THE PENN INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

                            ------------------------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                  Depositor's Telephone Number: (215) 956-9177


                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Insurance and Annuity Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:

   Michael Berenson                            C. Ronald Rubley
   Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
   1111 Pennsylvania Avenue, N.W.              1701 Market Street
   Washington, D.C. 20004                      Philadelphia, PA  19103

It is proposed that this filing will become effective (check appropriate box)

         ___ immediately upon filing

         ___ pursuant to paragraph (b) of Rule 485

         _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485

         ___ 60 days after filing pursuant to paragraph (a) of Rule 485

         ___ on (date) pursuant to paragraph (a) of Rule 485

                                                        CROSS REFERENCE SHEET
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Location in Statement
Form N-4 Item Number                                Location in Prospectus                     of Additional Information
--------------------                                ----------------------                     -------------------------
Item 1.    Cover Page                               Cover Page                                 N/A
Item 2.    Definitions                              Glossary                                   N/A
Item 3.    Synopsis or Highlights                   Cover Page; Expenses                       N/A
Item 4.    Condensed Financial Information          Condensed Financial Information;           N/A
                                                    APPENDIX A
Item 5.    General Description of Registrant,       The Penn Insurance and Annuity Company;    N/A
           Depositor and Portfolio Companies        The Separate Account
Item 6.    Deductions and Expenses                  The Contract - What Charges Do I Pay?      N/A
Item 7.    General Description of Variable          The Contract                               N/A
           Annuity Contracts
Item 8.    Annuity Period                           The Contract - What Types of Annuity       N/A
                                                    Payments May I Choose?
Item 9.    Death Benefit                            The Contract - What are the Death          N/A
                                                    Benefits Under My Contract?
Item 10.   Purchases and Contract Value             The Contract - How Do I Purchase a         N/A
                                                    Contract?
                                                    The Separate Account - Accumulations
                                                    Units
Item 11.   Redemptions                              The Contract - May I Withdraw Any of My    N/A
                                                    Money?
Item 12.   Taxes                                    Federal Income Tax Considerations          N/A
Item 13.   Legal Proceedings                        N/A                                        N/A
Item 14.   Table of Contents of Statement           Statement of Additional Information        N/A
           of Additional Information                Contents
Item 15.   Cover Page                               N/A                                        Cover Page
Item 16.   Table of Contents                        N/A                                        Cover Page
Item 17.   General Information and History          N/A                                        N/A
Item 18.   Services                                 N/A                                        Administrative and
                                                                                               Recordkeeping Services; Custodian;
                                                                                               Auditors
Item 19.   Purchase of Securities Being Offered     The Contract - How Do I Purchase a         Distribution of Contracts
                                                    Contract?
                                                    The Contract - May I Transfer Money
                                                    Among Investment Options?
                                                    The Contract - What Charges Do I Pay?
Item 20.   Underwriters                             N/A                                        Distribution of Contracts
Item 21.   Calculation of Performance Data          N/A                                        Performance Data
Item 22.   Annuity Payments                         N/A                                        Variable Annuity Payments
Item 23.   Financial Statements                     N/A                                        Financial Statements

                                     PART A
                                     ------

                      INFORMATION REQUIRED IN A PROSPECTUS
                      ------------------------------------

PROSPECTUS -- MAY 1, 2002
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT -- FLEXIBLE PURCHASE PAYMENTS
----------------------------------------------------------------------------

PENNANT

PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650
-----------------------------------------------------------

This prospectus describes an individual variable and fixed annuity contract offered by The Penn Insurance and Annuity Company ("PIA" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and PIA. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page).

o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%.

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out.

o allows you to choose to receive your annuity payments over different periods of time, including over your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS OF UP TO 6%. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT.

FOR CONTRACTS SOLD IN SOME STATES, NOT ALL FUNDS OR FIXED INTEREST OPTIONS ARE AVAILABLE. ALSO, IN SOME STATES THE NUMBER OF YEARS DURING WHICH PURCHASE PAYMENTS MAY BE MADE TO THE COMPANY IS LIMITED.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through PIA Variable Annuity Account I (the "Separate Account").

-------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                            MANAGER
         Money Market Fund                                         Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                Independence Capital Management, Inc.
         Quality Bond Fund                                         Independence Capital Management, Inc.
         High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
         Growth Equity Fund                                        Independence Capital Management, Inc.
         Large Cap Value Fund                                      Putnam Investment Management, LLC
         Large Cap Growth Fund                                     Franklin Advisers, Inc.
         Index 500 Fund                                            Wells Capital Management Incorporated
         Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
         Mid Cap Value Fund                                        Neuberger Berman Management Inc.
         Strategic Value Fund                                      Lord, Abbett & Co.
         Emerging Growth Fund                                      RS Investment Management, Inc.
         Small Cap Value Fund                                      Royce & Associates, LLC
         International Equity Fund                                 Vontobel Asset Management, Inc.
         REIT Fund                                                 Heitman Real Estate Securities LLC
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST                         MANAGER
         Balanced Portfolio                                        Neuberger Berman Management Inc.
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
         Equity-Income Portfolio                                   Fidelity Management & Research Company
         Growth Portfolio                                          Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
         Asset Manager Portfolio                                   Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
         Emerging Markets Equity (International) Portfolio         Van Kampen
-------------------------------------------------------------------------------------------------------------------

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

Under the fixed component of the Contract, you may direct us to invest in one or more options in our fixed interest account.

-----------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS

-----------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................5

-----------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................6

-----------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................8

-----------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.................................................................................9

-----------------------------------------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY..........................................................................9

-----------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT............................................................................................9
         Accumulation Units - Valuation........................................................................10
         Voting Instructions...................................................................................10
         Investment Options in the Separate Account........................................................... 10
                  Penn Series Funds, Inc. .....................................................................10
                  Neuberger Berman Advisers Management Trust...................................................12
                  Fidelity Investments' Variable Insurance Products Fund.......................................12
                  Fidelity Investments' Variable Insurance Products Fund II....................................12
                  Van Kampen's The Universal Institutional Funds, Inc. ........................................12

-----------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT.....................................................................................13

-----------------------------------------------------------------------------------------------------------------
THE CONTRACT...................................................................................................13
         How Do I Purchase a Contract?.........................................................................14
         What Types of Annuity Payments May I Choose?..........................................................14
                  Variable Annuity Payments....................................................................14
                  Fixed Annuity Payments.......................................................................14
                  Other Information............................................................................14
         What Are the Death Benefits Under My Contract?........................................................15
                  Enhanced Death Benefit.......................................................................15
                  Choosing a Lump Sum or Annuity...............................................................15
         May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?...............................16
                  Before the Annuity Date......................................................................16
                  After the Annuity Date.......................................................................16
                  General Rules................................................................................16
                  Dollar Cost Averaging........................................................................16
                  Automatic Rebalancing........................................................................16
         May I Withdraw Any of My Money?.......................................................................17
                  Systematic Withdrawals.......................................................................17
                  403(b) Withdrawals...........................................................................17
         Deferment of Payments and Transfers...................................................................17
         What Charges Do I Pay?................................................................................17
                  Administration Charges.......................................................................18
                  Mortality and Expense Risk Charge............................................................18
                  Contingent Deferred Sales Charge.............................................................18
                  Free Withdrawals.............................................................................19
                  Premium Taxes................................................................................19

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION........................................................................................19
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS..............................................................20
         General Information...................................................................................20
         Loans Under Section 403(b) Contracts..................................................................20


-----------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..............................................................................21
         Withdrawals and Death Benefits........................................................................21
         Annuity Payments......................................................................................21
         Early Withdrawals.....................................................................................21
         Transfers.............................................................................................22
         Separate Account Diversification......................................................................22
         Qualified Plans.......................................................................................22

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................23

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................24

-----------------------------------------------------------------------------------------------------------------
APPENDIX A.....................................................................................................25
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
GLOSSARY
As used in this prospectus, the following terms have the indicated meanings:

         ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity
         Date.

         ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Insurance and Annuity
         Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

         ANNUITANT:  The person during whose life annuity payments are made.

         ANNUITY DATE:  The date on which annuity payments start.

         ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

         ANNUITY UNIT:  A unit of measure used to calculate the amount of each variable annuity payment.

         BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

         CONTRACT:  The combination variable and fixed annuity contract described in this Prospectus.

         CONTRACT OWNER:  The person named in the Contract as the Contract Owner.

         CONTRACT VALUE:  The sum of the Variable Account Value and the fixed interest account value.

         FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Contract in all options in the fixed interest account.

         SEPARATE ACCOUNT: PIA Variable Annuity Account I, a separate account of The Penn Insurance and
         Annuity Company, that is registered as a unit investment trust under the Investment Company Act of
         1940.

         SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

         VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the
         Separate Account.

         VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

         WE OR US: "we" or "us" means The Penn Insurance and Annuity Company, also referred to in this
         Prospectus as PIA or the Company.

         YOU:  "you" means  the Contract Owner or prospective Contract Owner.

-----------------------------------------------------------------------------------------------------------------
EXPENSES

-----------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments..................................................................... None
Maximum Contingent Deferred Sales Charge.......................................6% of purchase payments withdrawn*
Exchange Fee.................................................................................................None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE...............................................................$30**
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge...........................................................................1.25%
Contract Administration Charge............................................................................. 0.15%
                                                                                                           ------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................................................1.40%

-----------------------
*   See WHAT CHARGES DO I PAY? in this Prospectus for information on the decline in the charge over time and free withdrawals.
**  You pay $30 or 2% of your Variable Account Value, whichever is less. You do not pay this charge if your Contract Value is more than $50,000.

-----------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                               MANAGEMENT FEES                                         TOTAL
                                               (AFTER WAIVER,               OTHER                       FUND
                                                  IF ANY)                  EXPENSES                   EXPENSES
                                               ---------------             --------                   --------
Money Market.............................          0.19%                    0.31%                      0.50%
Limited Maturity Bond....................          0.30%                    0.44%                      0.74%(1)
Quality Bond.............................          0.34%                    0.31%                      0.65%
High Yield Bond..........................          0.51%                    0.36%                      0.87%(2)
Flexibly Managed.........................          0.60%                    0.27%                      0.87%
Growth Equity............................          0.62%                    0.30%                      0.92%
Large Cap Value..........................          0.60%                    0.28%                      0.88%
Large Cap Growth.........................          0.55%                    0.36%                      0.91%(3)
Index 500................................          0.07%                    0.18%                      0.25%(4)
Mid Cap Growth...........................          0.70%                    0.30%                      1.00%(5)
Mid Cap Value............................          0.55%                    0.34%                      0.89%
Strategic Value..........................          0.72%                    0.40%                      1.12%(3)
Emerging Growth..........................          0.73%                    0.31%                      1.04%
Small Cap Value..........................          0.83%                    0.31%                      1.14%(6)
International Equity.....................          0.85%                    0.40%                      1.25%
REIT Fund................................          0.70%                    0.45%                      1.15%(3)

------------------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2001.
(1)      The Fund's investment adviser is legally obliged to waive a portion of its management fee until April
         30, 2003. Absent this waiver, total expenses would have been 0.77%. In addition, beginning on May 1,
         2002, the Fund's administrator voluntarily undertook to waive certain fees such that the Fund's total expenses will not exceed 0.65% for the remainder of fiscal year 2002. While this voluntary waiver is expected to continue for the foreseeable future, it may be discontinued at any time.
(2)      Had fees not been waived by the Fund's investment adviser, total expenses would have been 0.88%.
(3)      These expenses are estimates.
(4)      Had fees not been waived by the Fund's administrator, total expenses would have been 0.39%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued at any time.
(5)      Had fees not been waived by the Fund's administrator, total expenses would have been 1.09%.
(6)      Had fees not been waived by the Fund's investment adviser, total expenses would have been 1.16%.

-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT/
                                                                    ADMINISTRATION                    TOTAL FUND
                                                                         FEES        OTHER EXPENSES    EXPENSES
                                                                    --------------   --------------   ----------
Balanced...........................................................      0.85%           0.14%           0.99%
----------------------
(a)      These expenses are for the fiscal year ended December 31, 2001.


-----------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT                        TOTAL FUND
                                                                       FEE        OTHER EXPENSES      EXPENSES
                                                                   ----------     --------------     ----------
Equity-Income..............................................           0.48%           0.10%            0.58%
Growth.....................................................           0.58%           0.10%            0.68%
--------------------
(a)      These expenses are for the fiscal year ended December 31, 2001. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.57% for the Equity-Income Portfolio and 0.65% for the Growth Portfolio.


-----------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT                        TOTAL FUND
                                                                       FEE        OTHER EXPENSES      EXPENSES
                                                                   ----------     --------------     ----------
Asset Manager..............................................           0.53%           0.11%            0.64%

--------------------
(a)      These expenses are for the fiscal year ended December 31, 2001. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.


-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL FUND
                                                                                   OTHER        EXPENSES (AFTER
                                                               MANAGEMENT          EXPENSES     FEE WAIVER AND
                                                                  FEE              (AFTER           EXPENSE
                                                           (AFTER FEE WAIVER)  REIMBURSEMENT)   REIMBURSEMENT)
                                                           ------------------  --------------   --------------
Emerging Markets Equity (International)....................      0.98%             0.77%           1.75%(b)

---------------------
(a)      These expenses are for the fiscal year ended December 31, 2001.
(b)      Had 0.37% in fees as a percentage of portfolio average net assets not been waived by the adviser, total expenses would have been 2.12%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued.

         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

         You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

         The following examples show the total expenses that you would pay on each $1,000 invested.

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you make a single purchase payment and surrender your Contract after the number of years shown:

                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
 Penn Series Money Market Fund.......................................    $72        $98        $124       $224
 Penn Series Limited Maturity Bond Fund..............................    $75       $105        $136       $249
 Penn Series Quality Bond Fund.......................................    $74       $103        $132       $240
 Penn Series High Yield Bond Fund....................................    $76       $109        $142       $261
 Penn Series Flexibly Managed Fund...................................    $76       $109        $142       $261
 Penn Series Growth Equity Fund......................................    $76       $110        $145       $267
 Penn Series Large Cap Value Fund....................................    $76       $109        $143       $263
 Penn Series Large Cap Growth Fund...................................    $78       $116        $154       $287
 Penn Series Index 500 Fund..........................................    $70        $91        $111       $197
 Penn Series Mid Cap Growth Fund.....................................    $77       $112        $148       $274
 Penn Series Mid Cap Value Fund......................................    $76       $109        $143       $263
 Penn Series Strategic Value Fund....................................    $76       $110        $144       $266
 Penn Series Emerging Growth Fund....................................    $77       $114        $150       $278
 Penn Series Small Cap Value Fund....................................    $78       $116        $155       $288
 Penn Series International Equity Fund...............................    $79       $120        $161       $299
 Penn Series REIT Fund...............................................    $78       $117        $156       $289
 Neuberger Berman Balanced Portfolio.................................    $77       $112        $148       $274
 Fidelity's Equity-Income Portfolio..................................    $73       $100        $127       $231
 Fidelity's Growth Portfolio.........................................    $74       $102        $131       $239
 Fidelity's Asset Manager Portfolio..................................    $74       $102        $130       $237
 Van Kampen's Emerging Markets Equity (International) Portfolio......    $84       $134        $184       $346

         You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract:

                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund........................................    $20        $61         $104       $224
Penn Series Limited Maturity Bond Fund...............................    $22        $68         $116       $249
Penn Series Quality Bond Fund........................................    $21        $65         $112       $240
Penn Series High Yield Bond Fund.....................................    $23        $72         $122       $261
Penn Series Flexibly Managed Fund....................................    $23        $72         $122       $261
Penn Series Growth Equity Fund.......................................    $24        $73         $125       $267
Penn Series Large Cap Value Fund.....................................    $23        $72         $123       $263
Penn Series Large Cap Growth Fund....................................    $26        $79         $135       $287
Penn Series Index 500 Fund...........................................    $17        $53         $91        $197
Penn Series Mid Cap Growth Fund......................................    $25        $75         $129       $274
Penn Series Mid Cap Value Fund.......................................    $23        $72         $123       $263
Penn Series Strategic Value Fund.....................................    $24        $73         $125       $266
Penn Series Emerging Growth Fund.....................................    $25        $77         $131       $278
Penn Series Small Cap Value Fund.....................................    $26        $80         $136       $288
Penn Series International Equity Fund................................    $27        $83         $141       $299
Penn Series REIT Fund................................................    $26        $80         $137       $289
Neuberger Berman Balanced Portfolio..................................    $24        $75         $129       $274
Fidelity's Equity-Income Portfolio...................................    $20        $63         $107       $231
Fidelity's Growth Portfolio..........................................    $21        $65         $111       $239
Fidelity's Asset Manager Portfolio...................................    $21        $64         $110       $237
Van Kampen's Emerging Markets Equity (International) Portfolio.......    $32        $98         $166       $346

         THE FOREGOING IS BASED ON TOTAL FUND EXPENSES SHOWN IN THE FEE TABLE ABOVE AND ARE EXAMPLES ONLY. YOUR EXPENSES MAY BE MORE OR LESS.


--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

         Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY

         PIA is a Delaware stock life insurance company. It is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), a Pennsylvania mutual life insurance company that has been in the life insurance business since 1847. PIA is licensed to sell insurance and annuities in 47 states and the District of Columbia.

         We are located at 600 Dresher Road, Horsham, PA, 19044. Our mailing address is Philadelphia, PA, 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

         PIA established PIA VARIABLE ANNUITY ACCOUNT I (the "Separate Account") on July 13, 1994. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of PIA do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of PIA.

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ACCUMULATION UNITS - VALUATION

         Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit Value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

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VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

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INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

         The Separate Account currently has subaccounts that invest in the following Funds:

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PENN SERIES FUNDS, INC.:

         MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

         INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

         STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

         EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-advisor to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is investment sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

         BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.


--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

         EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

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FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

         ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

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VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

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THE FIXED INTEREST ACCOUNT

         Interests in our general account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.


--------------------------------------------------------------------------------
THE CONTRACT

         A combination variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

         o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o one or more options in our Fixed Interest Account. The Fixed Interest Account is guaranteed and funded by PIA through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this Prospectus.

         You decide, within Contract limits,

         o        how often you make a purchase payment and how much you invest;

         o the Funds and/or options in our Fixed Interest Account in which your purchase payments are invested;

         o whether or not to transfer money among the available Funds and Fixed Interest Account options;

         o        the type of annuity that we pay and who receives it;

         o the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o        the amount and frequency of withdrawals from the Contract
                  Value.

         Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date, which may not be earlier than your second Contract anniversary.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         For Contracts sold in Oregon, New Jersey and Washington, you may make purchase payments only during the first three Contract years.

         You may contact us by writing The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum purchase payment is $5,000 for all non-qualified contracts and $2,000 for individual retirement annuities under Section 408 of the Internal Revenue Code and for tax deferred annuities under Section 403(b) of the Code. For all Contracts, the minimum subsequent purchase payment that will be accepted is $250. We may, in our discretion, reduce the minimum requirements for initial and subsequent purchase payments. We will accept total purchase payments under your Contract of up to $1 million. Total purchase payments in excess of $1 million require our prior approval.

         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.50% and trailer commissions based on a percentage of Contract Value may be paid.

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WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose: (1) an annuity for a set number of years; (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor life annuity; or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         The variable annuity purchase rates assume an annual net investment return of 3%. If the annual net investment return during the annuity payout period is greater than 3%, your annuity payments will increase. If the annual net investment return is less than 3%, your payments will decrease.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION. Unless you tell us otherwise:

         o you or the person you designate will receive a life annuity with payments guaranteed for 10 years. Annuitants with tax deferred annuities under Section 403(b) of the Code and pension or profit sharing plans under Section 401 of the Code will receive a joint and survivor annuity.

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 85th birthday or
                  (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month and may not be earlier than your second contract anniversary.

         You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If the Contract Owner (other than a trust) or the Annuitant dies prior to the Annuity Date, we will pay the Beneficiary the greater of (1) the Contract Value as of the date on which proof of death and any other required information needed to make payment is received at our administrative office; or (2) the sum of the Fixed Interest Account Value on the date the above information is received at our administrative office and the net purchase payments and transfers allocated to the Separate Account (i.e., all purchase payments and transfers to the Separate Account minus all prior withdrawals and transfers made from the Separate Account). We generally pay the death benefit within 7 days after we have sufficient information to make the payment. For a discussion of the tax treatment of a death benefit, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         ENHANCED DEATH BENEFIT. If the Contract Owner dies before the age of 80 and if permitted by state law, an enhanced death benefit will be paid to the Beneficiary, if it is greater than the Contract Value as of the receipt of proof of death and the necessary information to make a death benefit payment. The enhanced death benefit is the sum of: (1) the Fixed Account Value, and (2) the net purchase payments allocated to the Separate Account (as defined in the previous paragraph) plus interest accumulated at an annual interest rate of 5% through the Contract Owner's attained age 69, and interest accumulated at an annual interest rate of 3% for years subsequent to attained age 70.

         If the Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit.

         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your date of death to choose to receive the death benefit in lump sum or in the form of an annuity.

         o If he or she chooses a lump sum, it must be paid within five years of the date of death (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest accounts as directed by the Beneficiary).

         o If an annuity is selected, payments must commence within one year of the date of death and must be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death, the death benefit will be paid to the Beneficiary in a lump sum.

         If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

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MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?

         BEFORE THE ANNUITY DATE. You may transfer your Contract Value from among subaccounts of the Separate Account and a fixed interest option of the fixed interest account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or fixed interest account. In the case of partial transfers, the amount remaining in the subaccount or fixed interest account must be at least $250.

         o You may transfer from the fixed interest account only at the completion of the interest period or within 25 days thereafter.

         AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account option must be at least $250.

         o Transfers are currently limited to a total of three subaccounts and one fixed interest account selected at the time of annuitization.

         GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions), and all other administrative requirements must be met, to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so.

         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a flat dollar amount ($100 minimum) transferred monthly from one account to other accounts ($50 minimum per account) to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the One Year Fixed Interest Option. You may do this for from 12 to 60 months or until you tell us to change or cancel the dollar cost averaging.

         AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization.

         For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a transfer fee, although we have no present intention of doing so.

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MAY I WITHDRAW ANY OF MY MONEY?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is 15% of total purchase payments if less.

         o You may make a partial withdrawal only if the amount remaining in the subaccount is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the One Year Fixed Interest Option and continuing with the other fixed interest options in the order of ascending duration.

         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed 15% of total purchase payments at the time of the request. The minimum amount of each withdrawal payment is $50.

         Payments can be either a fixed dollar amount or a fixed percentage of purchase payments. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

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DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of values or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

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WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

         These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $50,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest. We assess this charge on each Contract anniversary and on any other date that your Variable Account Value is reduced to zero by withdrawal or transfer.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than under dollar cost averaging and automatic rebalancing, we reserve the right to charge a transfer fee, although we have no present intention of doing so.

MORTALITY AND EXPENSE RISK CHARGE

         We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge equal to an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

CONTINGENT DEFERRED SALES CHARGE

         This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

         CONTRACT YEAR                                       APPLICABLE CHARGE
 -----------------------------------------------------------------------------
             First                                                   6%
 -----------------------------------------------------------------------------
             Second                                                  6%
 -----------------------------------------------------------------------------
             Third                                                   5%
 -----------------------------------------------------------------------------
             Fourth                                                  4%
 -----------------------------------------------------------------------------
             Fifth                                                   3%
 -----------------------------------------------------------------------------
             Sixth                                                   2%
 -----------------------------------------------------------------------------
             Seventh                                                 1%
 -----------------------------------------------------------------------------
             Eighth and thereafter                                   0%
 -----------------------------------------------------------------------------

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owner.

         FREE WITHDRAWALS

         SEVEN-YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment which was made more than seven years before the withdrawal without incurring a contingent deferred sales charge.

         15% WITHDRAWALS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, 15% of total purchase payments. You may take the 15% free withdrawal on a single sum basis or systematically, but not both. The 15% free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the 15% free withdrawal in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This 15% free withdrawal applies only to the first withdrawal request made in a contract year (after the first contract year) and the amount is not cumulative from year to year.

         MEDICALLY RELATED WITHDRAWAL. Subject to applicable state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, up to the lesser of $500,000 or your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

         DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Internal Revenue Code.

         PREMIUM TAXES

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We may also show average annual rates of total return, assuming investment on the inception date of the underlying Funds, other amounts invested at the beginning of the period, and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

--------------------------------------------------------------------------------
GENERAL INFORMATION

         Subject to the laws of your state, you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Account: (1) the One Year Fixed Interest Option; (2) the Three Year Fixed Interest Option; (3) the Five Year Fixed Interest Option; and (4) the Seven Year Fixed Interest Option. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Fixed Interest Option, the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option, we credit interest at an effective annual interest rate declared by us in the month in which the allocation is made. The declared rate of interest will apply through the end of the 12-month, 36-month, 60-month or 84-month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 3%. In addition, we guarantee that the rate credited in the One Year Fixed Interest Option will at least equal the increase in the cost of living as calculated by the Company; the Company uses for this purpose a six-month average of the relative change by month in the Consumer Price Index published by the Bureau of Labor Statistics.

         You may transfer amounts in the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of your Contract. Amounts not withdrawn or reallocated within 25 days after the end of an interest period are rolled over and treated as a new allocation to the same fixed interest option. A premature withdrawal charge in an amount specified in the Contract will be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option prior to the expiration of the period for which the interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Fixed Interest Option and the Five and Seven Year Fixed Interest Options equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months' interest and 6 months' interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts, excluding the One Year Fixed Interest Account; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments less any previous amount withdrawn from the Contract in that Contract year. The premature withdrawal charge is not applicable to amounts withdrawn to effect an annuity or to meet the minimum distribution requirement under the tax laws. Nor will the premature withdrawal charge be applied to amounts withdrawn due to the death, total disability, or defined medical confinement or terminal illness of the owner or annuitant, as specified in the Contract. In no event will the premature withdrawal charge be greater than the total amount of interest credited to the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in the Company's general account is not feasible.

--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account generally earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS.

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o        withdrawals made on or after age 59 1/2;

         o        on distributions made after death;

         o        withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of the separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), tax deferred annuities qualified under Section 403(b) of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under
Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the financial statements of the Company appear in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS ...................................................B-2
         First Variable Annuity Payments.....................................B-2
         Subsequent Variable Annuity Payments................................B-2
         Annuity Units.......................................................B-2
         Value of Annuity Units..............................................B-2
         Net Investment Factor...............................................B-2
         Assumed Interest Rate...............................................B-3
         Valuation Period....................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-4
         Average Annual Total Return.........................................B-4

--------------------------------------------------------------------------------
ADMINISTRATION AND RECORDKEEPING SERVICES ...................................B-7

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS ...................................................B-7

--------------------------------------------------------------------------------
CUSTODIAN ...................................................................B-7

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS ........................................................B-7

--------------------------------------------------------------------------------
LEGAL MATTERS ...............................................................B-7

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS ........................................................B-7

--------------------------------------------------------------------------------

                                   APPENDIX A

         This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                      2001        2000         1999          1998        1997       1996       1995(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $12.368     $11.831      $11.461      $11.066     $10.673     $10.310     $10.000
Accumulation Unit Value,
end of period ...................    $12.682     $12.368      $11.831      $11.461     $11.066     $10.673     $10.310
Number of Accumulation Units
outstanding, end of period ......  1,278,215   1,024,742    1,436,416    1,143,557     709,094     609,075     186,641
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

---------------------------------------------------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of  period.............    $14.533      $13.159      $13.344      $12.284      $11.531       $11.229      $10.000
Accumulation Unit Value,
end of period....................    $15.607      $14.533      $13.159      $13.344      $12.284       $11.531      $11.229
Number of Accumulation Units
outstanding, end of period.......    677,304      599,315      727,944      757,765      432,962       275,302       64,152
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

---------------------------------------------------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..............   $12.658      $11.922      $11.914      $11.573      $10.995       $10.690      $10.000
Accumulation Unit Value,
end of period ....................   $13.311      $12.658      $11.922      $11.914      $11.573       $10.995      $10.690
Number of Accumulation Units
outstanding, end of period .......   224,351      208,281      261,083      319,947      270,171       214,093       51,495
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

---------------------------------------------------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period..............    $14.184      $14.936      $14.530      $14.060      $12.315       $10.967      $10.000
Accumulation Unit Value,
end of period....................    $14.955      $14.184      $14.936      $14.530      $14.060       $12.315      $10.967
Number of Accumulation Units
outstanding, end of period.......    535,924      630,162      815,877      806,706      596,879       290,291       57,255
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

---------------------------------------------------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period..............    $20.313      $16.855      $15.948      $15.245      $13.367       $11.649      $10.000
Accumulation Unit Value,
end of period....................    $22.091      $20.313      $16.855      $15.948      $15.245       $13.367      $11.649
Number of Accumulation Units
outstanding, end of period.......  3,527,243    3,667,112    4,769,665    5,522,285    4,704,147     2,989,155      591,562
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $23.340      $32.030      $24.222      $17.339      $13.873       $11.747      $10.000
Accumulation Unit Value,
end of period ...................    $17.183      $23.340      $32.030      $24.222      $17.339       $13.873      $11.747
Number of Accumulation Units
outstanding, end of period ......    727,135      858,521      777,680      569,824      403,911       140,629       13,923
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

---------------------------------------------------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE  FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                    2001        2000         1999         1998         1997        1996        1995(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ............  $22.577     $20.327      $20.780      $19.230      $15.604      $12.640      $10.000
Accumulation Unit Value,
end of period ..................  $21.729     $22.577      $20.327      $20.780      $19.230      $15.604      $12.640
Number of Accumulation Units
outstanding, end of period......1,312,809   1,428,715    1,925,809    2,077,252    1,768,950      916,524      177,701
-------------------
(a)      For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

---------------------------------------------------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                     2001         2000         1999        1998        1997(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...........    $16.352      $18.271      $15.375      $12.150      $10.000
Accumulation Unit Value,
end of period .................    $14.193      $16.352      $18.271      $15.375      $12.150
Number of Accumulation Units
outstanding, end of period ....  1,518,913    1,754,507    1,684,923    1,051,390      352,855
-------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

------------------------------------------------------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $16.815      $18.057      $11.130      $11.536      $12.092       $12.817      $10.000
Accumulation Unit Value,
end of period ...................    $11.919      $16.815      $18.057      $11.130      $11.536       $12.092      $12.817
Number of Accumulation Units
outstanding, end of period ......    340,530      377,440      229,819      278,560      319,882       314,124       71,869
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

---------------------------------------------------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998       1997(a)
                                  ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $16.177      $13.490      $12.741      $12.399      $10.000
Accumulation Unit Value,
end of period ...................    $15.447      $16.177      $13.490      $12.741      $12.399
Number of Accumulation Units
outstanding, end of period ......    557,078      630,310      727,365      677,892      280,205
-------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

---------------------------------------------------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998       1997(a)
                                 ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $36.554      $51.877      $18.457      $13.793      $10.000
Accumulation Unit Value,
end of period ...................    $30.337      $36.554      $51.877      $18.457      $13.793
Number of Accumulation Units
outstanding, end of period ......    524,138      639,767      515,665      347,843      184,859
-------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.


--------------------------------------------------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED  DECEMBER 31,
                                  ---------------------------------------------------------------------------------------
                                      2001         2000         1999         1998        1997         1996        1995(a)
                                  ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............   $15.605      $13.915      $14.301      $15.966      $13.161     $11.145       $10.000
Accumulation Unit Value,
end of period ...................   $17.965      $15.605      $13.915      $14.301      $15.966     $13.161       $11.145
Number of Accumulation Units
outstanding, end of period ......   679,787      652,462      712,259      786,502      673,274     353,352        55,394
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED  DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $20.125      $25.093      $17.465      $14.902      $13.688       $11.880      $10.000
Accumulation Unit Value,
end of period ...................    $14.264      $20.125      $25.093      $17.465      $14.902       $13.688      $11.880
Number of Accumulation Units
outstanding, end of period ......    954,969    1,090,618      979,901      998,105      880,235       525,885       54,604
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $19.838      $21.078      $16.003      $14.467      $12.282       $11.653      $10.000
Accumulation Unit Value,
end of period ...................    $16.949      $19.838      $21.078      $16.003      $14.467       $12.282      $11.653
Number of Accumulation Units
outstanding, end of period.......    407,163      523,959      375,371      380,135      299,996       228,709       69,633
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY-INCOME PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996        1995(a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..............   $22.132      $20.702      $19.744      $17.937      $14.199       $12.600      $10.000
Accumulation Unit Value,
end of period ....................   $20.743      $22.132      $20.702      $19.744      $17.937       $14.199      $12.600
Number of Accumulation Units
outstanding, end of period .......  1,373,560   1,565,423    1,986,847    1,974,265    1,658,212     1,134,707      246,915
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------------------------
                                      2001         2000         1999         1998         1997          1996       1995(a)
                                 ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............   $29.471      $33.574      $24.773      $18.010      $14.791      $13.077      $10.000
Accumulation Unit Value,
end of period.....................   $23.932      $29.471      $33.574      $24.773      $18.010      $14.791      $13.077
Number of Accumulation Units
outstanding, end of period........ 1,563,951    1,848,711    1,791,053    1,557,325    1,360,867    1,007,942      223,746
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------------------------
                                      2001         2000         1999         1998         1997          1996       1995(a)
                                 ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............   $18.165      $19.175      $17.504      $15.428      $12.968      $11.475      $10.000
Accumulation Unit Value,
end of period.....................   $17.180      $18.165      $19.175      $17.504      $15.428      $12.968      $11.475
Number of Accumulation Units
outstanding, end of period........   363,677      446,747      462,939      346,777      290,902      196,768       51,476
-------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------------------------
                                       2001         2000         1999         1998       1997(a)
                                 ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............     $7.758      $12.943       $6.703       $8.966      $10.000
Accumulation Unit Value,
end of period ...................     $7.154       $7.758      $12.943       $6.703       $8.966
Number of Accumulation Units
outstanding, end of period ......    261,272      344,387      235,834      217,260      110,227
------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

                                     PART B
                                     ------

                       INFORMATION REQUIRED IN A STATEMENT
                       -----------------------------------

                            OF ADDITIONAL INFORMATION
                            -------------------------

STATEMENT OF ADDITIONAL INFORMATION  -  MAY 1, 2002
--------------------------------------------------------------------------------

PIA PENNANT

PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650

--------------------------------------------------------------------------------
This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for PIA Variable Annuity Account I, dated May 1, 2002. The Contract is funded through Penn Mutual Variable Account I (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Insurance and Annuity Company (the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
First Variable Annuity Payments..............................................B-2
Subsequent Variable Annuity Payments.........................................B-2
Annuity Units................................................................B-2
Value of Annuity Units.......................................................B-2
Net Investment Factor........................................................B-2
Assumed Interest Rate........................................................B-3
Valuation Period............................................. ...............B-3
                                                             .
--------------------------------------------------------------------------------
PERFORMANCE DATA ............................................................B-4
Average Annual Total Return.................................. ...............B-4
                                                             .
--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES ................... ...............B-7
                                                             .
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS ................................... ...............B-7
                                                             .
--------------------------------------------------------------------------------
CUSTODIAN ................................................... ...............B-7
                                                             .
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS ........................................ ...............B-7
                                                             .
--------------------------------------------------------------------------------
LEGAL MATTERS ............................................... ...............B-7
                                                             .
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS ........................................ ...............B-7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENTS

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the 1983 Individual Annuity Mortality Tables with interest at 3%.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% built into the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period

         PLUS
         ----

         The per share value of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

         PLUS OR MINUS
         -------------

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period

         PLUS OR MINUS
         -------------

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE  (C) IS:

         The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

         A 3% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 3% on an annual basis, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                    ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond (a) ...........................        3/1/95         1.75%        5.73%          n/a          6.04%
        (Independence Capital)
Limited Maturity Bond (a) ..................        5/1/00        -0.38%         n/a           n/a          3.34%
        (Independence Capital)
High Yield Bond (a).........................        3/1/95        -0.11%        3.46%          n/a          5.45%
     (T. Rowe Price)
Flexibly Managed (a)........................        3/1/95         3.04%        10.05%         n/a         11.22%
     (T. Rowe Price)
Growth Equity (a)...........................        3/1/95        -30.30%       3.90%          n/a          8.07%
     (Independence Capital)
Index 500 (a)...............................        5/1/00        -17.80%        n/a           n/a         -16.77%
     (Wells)
Mid Cap Growth (a)..........................        5/1/00        -32.90%        n/a           n/a         -27.84%
     (Turner)
Mid Cap Value (a)...........................        5/1/00        -9.55%         n/a           n/a          6.19%
     (Neuberger Berman)
Large Cap Value (a).........................        3/1/95        -8.83%        6.34%          n/a          8.56%
     (Putnam)
Emerging Growth (a).........................        5/1/97        -21.41%        n/a           n/a         26.04%
     (RS Investment Management)
Small Cap Value (a).........................        3/1/95         9.09%        5.90%          n/a          8.68%
     (Royce)
International Equity (a)....................        3/1/95        -32.91%       0.35%          n/a          3.78%
     (Vontobel)
Balanced (b)................................        3/1/95        -19.09%       6.16%          n/a          6.09%
     (Neuberger Berman)
Equity-Income (c)...........................        3/1/95        -11.22%       7.38%          n/a          9.36%
     (Fidelity Investments)
Growth (c)..................................        3/1/95        -23.10%       9.61%          n/a         10.49%
     (Fidelity Investments)
Asset Manager (d)...........................        3/1/95        -10.41%       5.29%          n/a          7.06%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).        5/1/97        -12.66%        n/a           n/a         -10.42%
     (Morgan Stanley)
-----------------
*    DATE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT
(A)  PENN SERIES FUNDS, INC.
(B)  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(C)  VARIABLE INSURANCE PRODUCTS FUND
(D)  VARIABLE INSURANCE PRODUCTS FUND II
(E)  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 2 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND

                                                               NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                    ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond (a)............................        3/17/87        7.23%        6.09%         5.79%         6.38%
     (Independence Capital)
Limited Maturity Bond (a)...................        5/1/00         4.99%         n/a           n/a          6.64%
     (Independence Capital)
High Yield Bond (a).........................        8/6/84         5.27%        3.81%         6.67%         7.37%
     (T. Rowe Price)
Flexibly Managed (a)........................        7/31/84        8.59%        10.42%       11.10%        12.62%
     (T. Rowe Price)
Growth Equity (a)...........................        6/1/83        -26.55%       4.26%         6.59%         8.56%
     (Independence Capital)
Index 500 (a)...............................        5/1/00        -13.37%        n/a           n/a         -14.11%
     (Wells)
Mid Cap Growth (a)..........................        5/1/00        -29.28%        n/a           n/a         -25.54%
     (Turner)
Mid Cap Value (a)...........................        5/1/00        -4.68%         n/a           n/a          9.58%
     (Neuberger Berman)
Large Cap Value (a).........................        3/17/87       -3.92%        6.71%        10.85%        10.05%
     (Putnam)
Emerging Growth (a).........................        5/1/97        -17.18%        n/a           n/a         26.74%
     (RS Investment Management)
Small Cap Value (a).........................        3/1/95        14.96%        6.27%          n/a          8.81%
     (Royce)
International Equity (a)....................        11/1/92       -29.29%       0.70%          n/a          6.01%
     (Vontobel)
Balanced (b)................................        2/28/89       -14.73%       6.52%         6.46%         7.77%
     (Neuberger Berman)
Equity-Income (c)...........................        10/9/86       -6.44%        7.74%        11.85%        10.38%
     (Fidelity Investments)
Growth (c)..................................        10/9/86       -18.96%       9.99%        11.71%        12.10%
     (Fidelity Investments)
Asset Manager (d)...........................        9/6/89        -5.59%        5.65%         7.61%         8.25%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).        10/1/96       -7.96%        -4.80%         n/a         -5.07%
     (Morgan Stanley)
--------------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(A)  PENN SERIES FUNDS, INC.
(B)  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(C)  VARIABLE INSURANCE PRODUCTS FUND
(D)  VARIABLE INSURANCE PRODUCTS FUND II
(E)  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 3 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND

                                                               NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                    ONE          FIVE          TEN          FROM
                                                                   YEAR         YEARS         YEARS       INCEPTION
                                                   INCEPTION       ENDED        ENDED         ENDED        THROUGH
FUND (MANAGER)                                       DATE*       12/31/01      12/31/01     12/31/01      12/31/01
--------------                                       -----       --------      --------     --------      --------
Quality Bond (a)............................        3/17/87        7.38%        6.22%         5.91%         6.48%
     (Independence Capital)
Limited Maturity Bond (a)...................        5/1/00         5.14%         n/a           n/a          6.81%
     (Independence Capital)
High Yield Bond (a).........................        8/6/84         5.42%        3.95%         6.77%         7.45%
     (T. Rowe Price)
Flexibly Managed (a)........................        7/31/84        8.74%        10.55%       11.20%        12.68%
     (T. Rowe Price)
Growth Equity (a)...........................        6/1/83        -26.40%       4.36%         6.69%         8.63%
     (Independence Capital)
Index 500 (a)...............................        5/1/00        -13.22%        n/a           n/a         -13.92%
     (Wells)
Mid Cap Growth (a)..........................        5/1/00        -29.13%        n/a           n/a         -25.34%
     (Turner)
Mid Cap Value (a)...........................        5/1/00        -4.53%         n/a           n/a          9.75%
     (Neuberger Berman)
Large Cap Value (a).........................        3/17/87       -3.77%        6.83%        10.94%        10.14%
     (Putnam)
Emerging Growth (a).........................        5/1/97        -17.02%        n/a           n/a         26.81%
     (RS Investment Management)
Small Cap Value (a).........................        3/1/95        15.11%        6.40%          n/a          8.93%
     (Royce)
International Equity (a)....................        11/2/92       -29.14%       0.81%          n/a          6.12%
     (Vontobel)
Balanced (b)................................        2/28/89       -14.58%       6.64%         6.57%         7.86%
     (Neuberger Berman)
Equity-Income (c)...........................        10/9/86       -6.29%        7.86%        11.93%        10.47%
     (Fidelity Investments)
Growth (c)..................................        10/9/86       -18.81%       10.09%       11.80%        12.18%
     (Fidelity Investments)
Asset Manager (d)...........................        9/6/89        -5.44%        5.77%         7.71%         8.34%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).        10/1/96       -7.80%        -4.64%         n/a         -4.86%
     (Morgan Stanley)
------------------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(A)  PENN SERIES FUNDS, INC.
(B)  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(C)  VARIABLE INSURANCE PRODUCTS FUND
(D)  VARIABLE INSURANCE PRODUCTS FUND II
(E)  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

         Average Annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment payment of $1, 000, T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or withdrawal value at the end of the periods shown). The returns are computed according to the formula and assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula:
P(1+T)(n)=EV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume that no withdrawal is made at the end of the period, and therefore no deduction of a contingent deferred sales charge. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                        --------------------------------

         THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE OF THE FUNDS, ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS FIRST AVAILABLE THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT OR THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

         The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of the Company, serves as principal underwriter of the Contracts. The address of HTK, Inc. is 600 Dresher Road, Horsham, PA 19044. For 2001, 2000, and 1999, the Company paid HTK underwriting commissions of $5,693, $28,893, and $67,731, respectively.

         The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.50% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

         The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of the Company and PIA Variable Annuity Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts. Their offices are located at 1701 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------


                                                                           MONEY           QUALITY      HIGH YIELD     GROWTH EQUITY
                                                           TOTAL        MARKET FUND+     BOND FUND+     BOND FUND+         FUND+
                                                        ------------    ------------    ------------    ------------    ------------
INVESTMENT IN COMMON STOCK
Number of Shares ...................................                      16,267,439       1,017,551       1,105,663         829,191
Cost ...............................................    $349,503,543    $ 16,267,439    $ 10,674,923    $ 10,191,868    $ 23,153,726

ASSETS:
Investments at market value ........................    $313,774,605    $ 16,267,439    $ 10,572,354    $  8,016,055    $ 12,495,913
Dividends receivable ...............................          26,031          26,031               -               -               -

LIABILITIES:
Due to The Penn Insurance and Annuity Company ......          70,861           1,875           2,307           1,878           2,869
Securities Payable .................................          80,284          80,284               -               -               -

                                                        ------------    ------------    ------------    ------------    ------------
NET ASSETS .........................................    $313,649,491    $ 16,211,311    $ 10,570,047    $  8,014,177    $ 12,493,044
                                                        ============    ============    ============    ============    ============

------------------------------------------------------------------------------------------------------------------------------------

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                           MONEY          QUALITY       HIGH YIELD     GROWTH EQUITY
                                                            TOTAL       MARKET FUND+    BOND FUND+      BOND FUND+         FUND+
                                                        ------------    ------------   ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ...........................................   $  8,342,198    $    598,275   $    759,278    $    716,814    $      3,183
EXPENSE:
Mortality and expense risk and administrative charges      4,465,351         219,024        133,219         120,148         190,574
                                                        ------------    ------------   ------------    ------------    ------------

Net investment income (loss) ........................      3,876,847         379,251        626,059         596,666        (187,391)
                                                        ------------    ------------   ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .........................................     (6,515,886)              -          9,811         (90,990)       (636,034)
Long term capital gains distributions ...............     12,546,549               -         40,202               -               -
                                                        ------------    ------------   ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions ...................................      6,030,663               -         50,013         (90,990)       (636,034)
Net change in unrealized appreciation (depreciation)
     of investments .................................    (36,886,189)              -        (32,826)        (45,964)     (4,196,214)
                                                        ------------    ------------   ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments ....................................    (30,855,526)              -         17,187        (136,954)     (4,832,248)
                                                        ------------    ------------   ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ................................   $(26,978,679)   $    379,251   $    643,246    $    459,712    $ (5,019,639)
                                                        ============    ============   ============    ============    ============

+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.
                                                                B-8

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                              LARGE CAP       FLEXIBLY                    SMALL CAP       EMERGING
                                                                VALUE         MANAGED     INTERNATIONAL     VALUE          GROWTH
                                                               FUND +          FUND+      EQUITY FUND+      FUND +          FUND+
                                                             -----------    -----------    -----------    -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares ........................................      1,681,168      3,892,678      1,163,364        849,377        777,250
Cost ....................................................    $33,135,699    $74,784,844    $20,056,635    $10,970,231    $20,232,749

ASSETS:
Investments at market value .............................    $28,529,417    $77,931,410    $13,622,992    $12,214,037    $15,902,525
Dividends receivable ....................................              -              -              -              -              -

LIABILITIES:
Due to The Penn Insurance and Annuity Company ...........          6,558         17,844          3,181          2,869          3,798
Securities Payable ......................................              -              -              -              -              -

                                                             -----------    -----------    -----------    -----------    -----------
NET ASSETS ..............................................    $28,522,859    $77,913,566    $13,619,811    $12,211,168    $15,898,727
                                                             ===========    ===========    ===========    ===========    ===========
------------------------------------------------------------------------------------------------------------------------------------

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
                                                               LARGE CAP       FLEXIBLY                    SMALL CAP      EMERGING
                                                                 VALUE         MANAGED    INTERNATIONAL      VALUE         GROWTH
                                                                FUND +          FUND+     EQUITY FUND+       FUND +         FUND+
                                                              -----------    -----------   -----------    -----------   -----------
INVESTMENT INCOME:
Dividends .................................................   $   800,151    $ 3,035,694   $   282,026    $   265,043   $         -
EXPENSE:
Mortality and expense risk and administrative charges .....       407,298      1,078,782       211,095        149,362       221,793
                                                              -----------    -----------   -----------    -----------   -----------

Net investment income (loss) ..............................       392,853      1,956,912        70,931        115,681      (221,793)
                                                              -----------    -----------   -----------    -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................      (168,664)       271,609      (700,903)        25,546      (550,528)
Long term capital gains distributions .....................       271,969      3,276,850             -        262,860       396,180
                                                              -----------    -----------   -----------    -----------   -----------

Net realized gains (losses) from investment
     transactions .........................................       103,305      3,548,459      (700,903)       288,406      (154,348)
Net change in unrealized appreciation (depreciation)
     of investments .......................................    (1,768,694)       937,537    (5,557,386)     1,225,335    (3,443,215)
                                                              -----------    -----------   -----------    -----------   -----------

Net realized and unrealized gains (losses) on
     investments ..........................................    (1,665,389)     4,485,996    (6,258,289)     1,513,741    (3,597,563)
                                                              -----------    -----------   -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................   $(1,272,536)   $ 6,442,908   $(6,187,358)   $ 1,629,422   $(3,819,356)
                                                              ===========    ===========   ===========    ===========   ===========

+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

                                                                B-9

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                                LIMITED                     MID CAP        MID CAP
                                                             MATURITY BOND   INDEX 500      GROWTH          VALUE         BALANCED
                                                                 FUND +        FUND +        FUND +         FUND +       PORTFOLIO++
                                                             -----------    -----------    -----------    -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares ........................................        288,567      2,729,108        645,364        794,639        714,470
Cost ....................................................    $ 2,906,458    $27,222,791    $ 6,491,139    $ 7,983,207    $11,605,899

ASSETS:
Investments at market value .............................    $ 2,986,666    $21,559,954    $ 4,059,337    $ 8,605,936    $ 6,901,781
Dividends receivable ....................................              -              -              -              -              -

LIABILITIES:
Due to The Penn Insurance and Annuity Company ...........            655          5,007            966          2,002          1,633
Securities Payable ......................................              -              -              -              -              -

                                                             -----------    -----------    -----------    -----------    -----------
NET ASSETS ..............................................    $ 2,986,011    $21,554,947    $ 4,058,371    $ 8,603,934    $ 6,900,148
                                                             ===========    ===========    ===========    ===========    ===========
------------------------------------------------------------------------------------------------------------------------------------

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                LIMITED                     MID CAP       MID CAP
                                                             MATURITY BOND  INDEX 500       GROWTH         VALUE        BALANCED
                                                                 FUND +       FUND +         FUND +        FUND +       PORTFOLIO++
                                                             -----------   -----------    -----------    -----------    -----------
INVESTMENT INCOME:
Dividends ................................................   $   120,640   $   247,971    $         -    $   428,836    $   158,889
EXPENSE:
Mortality and expense risk and administrative charges ....        38,667       314,710         57,180        121,179        105,131
                                                             -----------   -----------    -----------    -----------    -----------

Net investment income (loss) .............................        81,973       (66,739)       (57,180)       307,657         53,758
                                                             -----------   -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..............................................         3,418      (852,213)      (242,130)       (16,844)      (203,468)
Long term capital gains distributions ....................             -             -              -        106,066      3,001,862
                                                             -----------   -----------    -----------    -----------    -----------

Net realized gains (losses) from investment
     transactions ........................................         3,418      (852,213)      (242,130)        89,222      2,798,394
Net change in unrealized appreciation (depreciation)
     of investments ......................................        47,835    (2,782,607)    (1,455,164)      (944,815)    (4,313,477)
                                                             -----------   -----------    -----------    -----------    -----------

Net realized and unrealized gains (losses) on
     investments .........................................        51,253    (3,634,820)    (1,697,294)      (855,593)    (1,515,083)
                                                             -----------   -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .....................................   $   133,226   $(3,701,559)   $(1,754,474)   $  (547,936)   $(1,461,325)
                                                             ===========   ===========    ===========    ===========    ===========

+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

                                                                B-10

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         EMERGING
                                                                                                                      MARKETS EQUITY
                                                                  EQUITY INCOME         GROWTH        ASSET MANAGER       (INT'L)
                                                                  PORTFOLIO+++       PORTFOLIO+++     PORTFOLIO+++     PORTFOLIO++++
                                                                   -----------       -----------       -----------       -----------
INVESTMENT IN COMMON STOCK
Number of Shares ...........................................         1,252,499         1,113,747           430,638           291,527
Cost .......................................................       $25,108,273       $38,437,843       $ 7,046,928       $ 3,232,891

ASSETS:
Investments at market value ................................       $28,494,361       $37,433,046       $ 6,248,557       $ 1,932,825
Dividends receivable .......................................                 -                 -                 -                 -

LIABILITIES:
Due to The Penn Insurance and Annuity Company ..............             6,677             8,811             1,472               459
Securities Payable .........................................                 -                 -                 -                 -

                                                                   -----------       -----------       -----------       -----------
NET ASSETS .................................................       $28,487,684       $37,424,235       $ 6,247,085       $ 1,932,366
                                                                   ===========       ===========       ===========       ===========

------------------------------------------------------------------------------------------------------------------------------------

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                                                                         EMERGING
                                                                                                                      MARKETS EQUITY
                                                                EQUITY INCOME         GROWTH         ASSET MANAGER        (INT'L)
                                                                PORTFOLIO+++       PORTFOLIO+++      PORTFOLIO+++      PORTFOLIO++++
                                                                 ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends ..................................................     $    567,886      $     36,967      $    320,545               $ -
EXPENSE:
Mortality and expense risk and administrative charges ......          418,170           556,270            93,480            29,269
                                                                 ------------      ------------      ------------      ------------

Net investment income (loss) ...............................          149,716          (519,303)          227,065           (29,269)
                                                                 ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ................................................         (263,878)       (2,735,519)         (226,409)         (138,690)
Long term capital gains distributions ......................        1,595,488         3,474,868           120,204                 -
                                                                 ------------      ------------      ------------      ------------

Net realized gains (losses) from investment
     transactions ..........................................        1,331,610           739,349          (106,205)         (138,690)
Net change in unrealized appreciation (depreciation)
     of investments ........................................       (3,680,433)      (10,263,611)         (563,039)          (49,451)
                                                                 ------------      ------------      ------------      ------------

Net realized and unrealized gains (losses) on
     investments ...........................................       (2,348,823)       (9,524,262)         (669,244)         (188,141)
                                                                 ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .......................................     $ (2,199,107)     $(10,043,565)     $   (442,179)     $   (217,410)
                                                                 ============      ============      ============      ============

+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

                                                                B-11

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                    TOTAL                            MONEY MARKET FUND+
                                                      ---------------------------------       ---------------------------------
                                                           2001                2000               2001                2000
                                                      -------------       -------------       -------------       -------------
OPERATIONS:
     Net investment income (loss) ..............      $   3,876,847       $   6,517,965       $     379,251       $     531,001
     Net realized gains (losses) from
          investment transactions ..............          6,030,663          55,059,112                   -                   -
     Net change in unrealized appreciation
          (depreciation) of investments ........        (36,886,189)        (79,783,939)                  -                   -
                                                      -------------       -------------       -------------       -------------
Net increase (decrease) in net assets
          resulting from operations ............        (26,978,679)        (18,206,862)            379,251             531,001
                                                      -------------       -------------       -------------       -------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................         62,269,630         156,882,344          19,731,391          16,458,766
     Surrender benefits ........................        (25,955,801)        (30,877,153)         (2,684,556)         (3,373,800)
     Net transfers .............................        (57,970,291)       (142,381,379)        (13,502,323)        (17,551,519)
     Contract administration charges ...........           (126,241)           (113,394)             (4,508)             (2,484)
     Annuity benefits ..........................         (8,394,170)         (7,925,392)           (382,097)           (385,501)
                                                      -------------       -------------       -------------       -------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........        (30,176,873)        (24,414,974)          3,157,907          (4,854,538)
                                                      -------------       -------------       -------------       -------------
     Total increase (decrease)  in net assets ..        (57,155,552)        (42,621,836)          3,537,158          (4,323,537)

NET ASSETS:
  Beginning of year ............................        370,805,043         413,426,879          12,674,153          16,997,690
                                                      -------------       -------------       -------------       -------------
  END OF YEAR ..................................      $ 313,649,491       $ 370,805,043       $  16,211,311       $  12,674,153
                                                      =============       =============       =============       =============

                                                             HIGH YIELD BOND FUND+                 GROWTH EQUITY FUND+
                                                      ---------------------------------       ---------------------------------
                                                           2001                2000               2001                2000
                                                      -------------       -------------       -------------       -------------
OPERATIONS:
     Net investment income (loss) ..............       $    596,666        $  1,953,777        ($   187,391)       ($   347,867)
     Net realized gains (losses) from
          investment transactions ..............            (90,990)           (206,809)           (636,034)          7,528,747
     Net change in unrealized appreciation
          (depreciation) of investments ........            (45,964)         (2,275,321)         (4,196,214)        (14,769,187)
                                                       ------------        ------------        ------------        ------------
Net increase (decrease) in net assets
          resulting from operations ............            459,712            (528,353)         (5,019,639)         (7,588,307)
                                                       ------------        ------------        ------------        ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................            866,981           1,079,880           1,246,234           7,805,242
     Surrender benefits ........................           (922,982)           (737,576)           (911,035)         (1,387,367)
     Net transfers .............................           (942,158)         (2,711,718)         (2,531,642)         (3,154,801)
     Contract administration charges ...........             (2,671)             (2,507)             (5,877)             (5,833)
     Annuity benefits ..........................           (383,175)           (346,877)           (322,873)           (540,187)
                                                       ------------        ------------        ------------        ------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........         (1,384,005)         (2,718,798)         (2,525,193)          2,717,054
                                                       ------------        ------------        ------------        ------------
     Total increase (decrease)  in net assets ..           (924,293)         (3,247,151)         (7,544,832)         (4,871,253)

NET ASSETS:
  Beginning of year ............................          8,938,470          12,185,621          20,037,876          24,909,129
                                                       ------------        ------------        ------------        ------------
  END OF YEAR ..................................       $  8,014,177        $  8,938,470        $ 12,493,044        $ 20,037,876
                                                       ============        ============        ============        ============

*     Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**    Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+     Formerly the Limited Maturity Bond Portfolio,  the Index 500 Portfolio,  the Capital Appreciation Portfolio
        and the Partners Portfolio,  respectively.  The effective date of the name change was May 1, 2000.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++  INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

[RESTUBBED TABLE]


                                                             QUALITY BOND FUND+
                                                      ---------------------------------
                                                          2001                2000
                                                      -------------       -------------
OPERATIONS:
     Net investment income (loss) ..............      $     626,059       $     788,131
     Net realized gains (losses) from
          investment transactions ..............             50,013              51,329
     Net change in unrealized appreciation
          (depreciation) of investments ........            (32,826)             19,020
                                                      -------------       -------------
Net increase (decrease) in net assets
          resulting from operations ............            643,246             858,480
                                                      -------------       -------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................          3,191,380           1,430,136
     Surrender benefits ........................           (597,735)           (450,203)
     Net transfers .............................           (980,155)         (2,307,539)
     Contract administration charges ...........             (2,395)             (2,021)
     Annuity benefits ..........................           (393,973)           (398,103)
                                                      -------------       -------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........          1,217,122          (1,727,730)
                                                      -------------       -------------
     Total increase (decrease)  in net assets ..          1,860,368            (869,250)

NET ASSETS:
  Beginning of year ............................          8,709,679           9,578,929
                                                      -------------       -------------
  END OF YEAR ..................................      $  10,570,047       $   8,709,679
                                                      =============       =============

                                                           LARGE CAP VALUE FUND* +
                                                      ---------------------------------
                                                          2001                2000
                                                      -------------       -------------
OPERATIONS:
     Net investment income (loss) ..............       $    392,853        $    310,170
     Net realized gains (losses) from
          investment transactions ..............            103,305           8,578,701
     Net change in unrealized appreciation
          (depreciation) of investments ........         (1,768,694)         (6,018,088)
                                                       ------------        ------------
Net increase (decrease) in net assets
          resulting from operations ............         (1,272,536)          2,870,783
                                                       ------------        ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................          3,350,290           4,003,465
     Surrender benefits ........................         (2,095,360)         (2,866,854)
     Net transfers .............................         (2,993,375)        (10,285,458)
     Contract administration charges ...........            (11,027)            (10,216)
     Annuity benefits ..........................           (711,751)           (600,339)
                                                       ------------        ------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........         (2,461,223)         (9,759,402)
                                                       ------------        ------------
     Total increase (decrease)  in net assets ..         (3,733,759)         (6,888,619)

NET ASSETS:
  Beginning of year ............................         32,256,618          39,145,237
                                                       ------------        ------------
  END OF YEAR ..................................       $ 28,522,859        $ 32,256,618
                                                       ============        ============

*     Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**    Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+     Formerly the Limited Maturity Bond Portfolio,  the Index 500 Portfolio,  the Capital Appreciation Portfolio
        and the Partners Portfolio,  respectively.  The effective date of the name change was May 1, 2000.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++  INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                                                B-12

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                              FLEXIBLY MANAGED FUND+                INTERNATIONAL EQUITY FUND+
                                                        ---------------------------------         ---------------------------------
                                                            2001                 2000                2001                  2000
                                                        ------------         ------------         ------------         ------------
OPERATIONS:
     Net investment income (loss) ..............        $  1,956,912         $  4,101,965         $     70,931         ($   141,616)
     Net realized gains (losses) from
          investment transactions ..............           3,548,459            7,715,480             (700,903)           5,317,581
     Net change in unrealized appreciation
          (depreciation) of investments ........             937,537              960,553           (5,557,386)         (10,648,805)
                                                        ------------         ------------         ------------         ------------
Net increase (decrease) in net assets
          resulting from operations ............           6,442,908           12,777,998           (6,187,358)          (5,472,840)
                                                        ------------         ------------         ------------         ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................           9,116,442            4,432,348            1,968,578            8,257,647
     Surrender benefits ........................          (4,747,188)          (5,249,991)          (1,474,271)          (1,690,524)
     Net transfers .............................          (4,954,033)         (16,037,344)          (2,326,804)          (3,409,406)
     Contract administration charges ...........             (26,604)             (22,711)              (6,412)              (6,664)
     Annuity benefits ..........................          (2,409,349)          (1,801,842)            (302,608)            (318,609)
                                                        ------------         ------------         ------------         ------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........          (3,020,732)         (18,679,540)          (2,141,517)           2,832,444
                                                        ------------         ------------         ------------         ------------
     Total increase (decrease)  in net assets ..           3,422,176           (5,901,542)          (8,328,875)          (2,640,396)
NET ASSETS:
  Beginning of year ............................          74,491,390           80,392,932           21,948,686           24,589,082
                                                        ------------         ------------         ------------         ------------
  END OF YEAR ..................................        $ 77,913,566         $ 74,491,390         $ 13,619,811         $ 21,948,686
                                                        ============         ============         ============         ============

                                                                LIMITED MATURITY                            INDEX 500
                                                                  BOND FUND+ +                               FUND+ +
                                                        ---------------------------------         ---------------------------------
                                                            2001                 2000                2001                  2000
                                                        ------------         ------------         ------------         ------------
OPERATIONS:
     Net investment income (loss) ..............        $     81,973         $    266,864         ($    66,739)        $    149,311
     Net realized gains (losses) from
          investment transactions ..............               3,418             (328,389)            (852,213)           6,121,336
     Net change in unrealized appreciation
          (depreciation) of investments ........              47,835              228,235           (2,782,607)          (9,583,493)
                                                        ------------         ------------         ------------         ------------
Net increase (decrease) in net assets
          resulting from operations ............             133,226              166,710           (3,701,559)          (3,312,846)
                                                        ------------         ------------         ------------         ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................             759,788            3,120,932            1,702,877           40,620,248
     Surrender benefits ........................            (241,457)            (120,032)          (1,447,675)          (1,609,354)
     Net transfers .............................            (195,226)          (3,561,174)          (3,198,839)         (37,285,730)
     Contract administration charges ...........                (723)                (700)             (11,728)             (10,239)
     Annuity benefits ..........................            (106,115)             (81,744)            (478,477)            (497,185)
                                                        ------------         ------------         ------------         ------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........             216,267             (642,718)          (3,433,842)           1,217,740
                                                        ------------         ------------         ------------         ------------
     Total increase (decrease)  in net assets ..             349,493             (476,008)          (7,135,401)          (2,095,106)

NET ASSETS:
  Beginning of year ............................        $  2,636,518            3,112,526         $ 28,690,348           30,785,454
                                                        ------------         ------------         ------------         ------------
  END OF YEAR ..................................        $  2,986,011         $  2,636,518         $ 21,554,947         $ 28,690,348
                                                        ============         ============         ============         ============

*     Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**    Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+     Formerly the Limited Maturity Bond Portfolio,  the Index 500 Portfolio,  the Capital Appreciation Portfolio
        and the Partners Portfolio,  respectively.  The effective date of the name change was May 1, 2000.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++  INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                   SMALL CAP
                                                                 VALUE FUND** +                         EMERGING GROWTH FUND+
                                                        ---------------------------------         ---------------------------------
                                                             2001                 2000                 2001                2000
                                                        ------------         ------------         ------------         ------------
OPERATIONS:
     Net investment income (loss) ..............        $    115,681         ($    45,635)        ($   221,793)        ($   413,326)
     Net realized gains (losses) from
          investment transactions ..............             288,406              847,953         ($   154,348)           7,040,210
     Net change in unrealized appreciation
          (depreciation) of investments ........           1,225,335              273,561           (3,443,215)         (17,939,164)
                                                        ------------         ------------         ------------         ------------
Net increase (decrease) in net assets
          resulting from operations ............           1,629,422            1,075,879           (3,819,356)         (11,312,280)
                                                        ------------         ------------         ------------         ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................           3,153,632            2,037,704            2,590,472           17,341,474
     Surrender benefits ........................            (599,458)            (612,105)          (1,446,110)          (1,577,639)
     Net transfers .............................          (1,949,038)          (2,084,213)          (4,524,493)          (7,421,861)
     Contract administration charges ...........              (4,493)              (3,057)              (9,047)              (8,584)
     Annuity benefits ..........................            (200,755)            (143,767)            (279,093)            (385,775)
                                                        ------------         ------------         ------------         ------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........             399,888             (805,438)          (3,668,271)           7,947,615
                                                        ------------         ------------         ------------         ------------
     Total increase (decrease)  in net assets ..           2,029,310              270,441           (7,487,627)          (3,364,665)
NET ASSETS:
  Beginning of year ............................          10,181,858            9,911,417           23,386,354           26,751,019
                                                        ------------         ------------         ------------         ------------
  END OF YEAR ..................................        $ 12,211,168         $ 10,181,858         $ 15,898,727         $ 23,386,354
                                                        ============         ============         ============         ============

                                                                      MID CAP                                  MID CAP
                                                                  GROWTH FUND+ +                            VALUE FUND+ +
                                                        ---------------------------------         ---------------------------------
                                                             2001                 2000                 2001                2000
                                                        ------------         ------------         ------------         ------------
OPERATIONS:
     Net investment income (loss) ..............        ($    57,180)        ($    78,761)        $    307,657         ($    26,272)
     Net realized gains (losses) from
          investment transactions ..............            (242,130)           1,200,367               89,222              205,309
     Net change in unrealized appreciation
          (depreciation) of investments ........          (1,455,164)          (1,965,618)            (944,815)           1,552,365
                                                        ------------         ------------         ------------         ------------
Net increase (decrease) in net assets
          resulting from operations ............          (1,754,474)            (844,012)            (547,936)           1,731,402
                                                        ------------         ------------         ------------         ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................           1,388,526            9,996,265            1,415,346           11,206,240
     Surrender benefits ........................            (430,237)            (538,268)            (888,833)            (606,578)
     Net transfers .............................          (1,439,886)          (6,345,491)          (1,348,256)         (11,725,185)
     Contract administration charges ...........              (1,800)              (1,768)              (2,979)              (2,382)
     Annuity benefits ..........................             (50,346)             (70,031)            (219,759)            (219,123)
                                                        ------------         ------------         ------------         ------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........            (533,743)           3,040,707           (1,044,481)          (1,347,028)
                                                        ------------         ------------         ------------         ------------
     Total increase (decrease)  in net assets ..          (2,288,217)           2,196,695           (1,592,417)             384,374

NET ASSETS:
  Beginning of year ............................        $  6,346,588            4,149,893         $ 10,196,351            9,811,977
                                                        ------------         ------------         ------------         ------------
  END OF YEAR ..................................        $  4,058,371         $  6,346,588         $  8,603,934         $ 10,196,351
                                                        ============         ============         ============         ============

*     Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**    Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+     Formerly the Limited Maturity Bond Portfolio,  the Index 500 Portfolio,  the Capital Appreciation Portfolio
        and the Partners Portfolio,  respectively.  The effective date of the name change was May 1, 2000.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++  INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                                                B-13

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                         BALANCED                  EQUITY INCOME                   GROWTH
                                                        PORTFOLIO++                 PORTFOLIO+++               PORTFOLIO +++
                                                 --------------------------  --------------------------  --------------------------
                                                     2001          2000          2001          2000          2001         2000
                                                 ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS:
     Net investment income (loss) .............. $     53,758  $      3,670  $    149,716  $    168,422  ($   519,303) ($   808,638)
     Net realized gains (losses) from
          investment transactions ..............    2,798,394     1,220,737     1,331,610     2,223,183       739,349     6,606,112
     Net change in unrealized appreciation
          (depreciation) of investments ........   (4,313,477)   (2,343,525)   (3,680,433)     (439,507)  (10,263,611)  (13,454,052)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets
          resulting from operations ............   (1,461,325)   (1,119,118)   (2,199,107)    1,952,098   (10,043,565)   (7,656,578)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................      508,061     5,975,127     5,392,614     2,500,377     5,438,115    15,076,463
     Surrender benefits ........................     (637,331)     (959,279)   (2,337,545)   (3,297,061)   (3,535,012)   (5,045,037)
     Net transfers .............................   (1,680,606)   (1,103,427)   (6,060,081)   (6,907,677)   (8,077,821)   (7,140,272)
     Contract administration charges ...........       (3,154)       (2,628)       (9,790)       (9,633)      (19,520)      (18,662)
     Annuity benefits ..........................     (219,895)     (308,181)     (943,967)     (723,799)     (821,206)     (866,139)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........   (2,032,925)    3,601,612    (3,958,769)   (8,437,793)   (7,015,444)    2,006,353
                                                 ------------  ------------  ------------  ------------  ------------  ------------
     Total increase (decrease)  in net assets ..   (3,494,250)    2,482,494    (6,157,876)   (6,485,695)  (17,059,009)   (5,650,225)

NET ASSETS:
  Beginning of year ............................   10,394,398     7,911,904    34,645,560    41,131,255    54,483,244    60,133,469
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  END OF YEAR .................................. $  6,900,148  $ 10,394,398  $ 28,487,684  $ 34,645,560  $ 37,424,235  $ 54,483,244
                                                 ============  ============  ============  ============  ============  ============

                                                        ASSET MANAGER         EMERGING MARKETS EQUITY
                                                        PORTFOLIO +++          (INT'L) PORTFOLIO++++
                                                  -------------------------   -------------------------
                                                      2001          2000         2001          2000
                                                  -----------   -----------   -----------   -----------
OPERATIONS:
     Net investment income (loss) ..............  $   227,065   $   158,565       (29,269)  ($   51,796)
     Net realized gains (losses) from
          investment transactions ..............     (106,205)      662,558      (138,690)      274,707
     Net change in unrealized appreciation
          (depreciation) of investments ........     (563,039)   (1,284,613)      (49,451)   (2,096,300)
                                                  -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
          resulting from operations ............     (442,179)     (463,490)     (217,410)   (1,873,389)
                                                  -----------   -----------   -----------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................      190,547     2,469,455       258,356     3,070,575
     Surrender benefits ........................     (799,987)     (521,147)     (159,029)     (234,338)
     Net transfers .............................     (667,604)   (2,065,708)     (597,951)   (1,282,856)
     Contract administration charges ...........       (2,459)       (2,303)       (1,054)       (1,002)
     Annuity benefits ..........................     (146,296)     (178,606)      (22,435)      (59,584)
                                                  -----------   -----------   -----------   -----------
Net increase (decrease) in net assets  resulting
     from variable annuity activities ..........   (1,425,799)     (298,309)     (522,113)    1,492,795
                                                  -----------   -----------   -----------   -----------
     Total increase (decrease)  in net assets ..   (1,867,978)     (761,799)     (739,523)     (380,594)

NET ASSETS:
  Beginning of year ............................    8,115,063     8,876,862     2,671,889     3,052,483
                                                  -----------   -----------   -----------   -----------
  END OF YEAR ..................................  $ 6,247,085   $ 8,115,063   $ 1,932,366   $ 2,671,889
                                                  ===========   ===========   ===========   ===========

*     Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**    Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+     Formerly the Limited Maturity Bond Portfolio,  the Index 500 Portfolio,  the Capital Appreciation Portfolio
        and the Partners Portfolio,  respectively.  The effective date of the name change was May 1, 2000.
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++  Investment in The Universal Institutional Funds, Inc.

                                                                B-14

PIA VARIABLE ANNUITY ACCOUNT I
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - December 31, 2001

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies of The Penn Insurance and Annuity Variable Annuity Account I (Account I) are as follows:

             GENERAL - Account I was established by The Penn Insurance and Annuity Company (PIA) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Under applicable insurance law, the assets and liabilities of Account I are clearly identified and distinguished from PIA's other assets and liabilities. The portion of Account I's assets applicable to the variable annuity contracts is not chargeable with the liabilities arising out of any other business PIA may conduct. Account I offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2001 and the reported amounts from operations and annuity activities during 2001 and 2000. Actual results could differ with those estimates.

             INVESTMENTS - Assets of Account I are invested into sub-accounts which are invested in shares of Penn Series Funds, Inc. (Penn Series, an affiliated entity of PIA): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust (AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains from realized gain distributions is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the annuity contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

Sub-Account                 Previous Investment of old Fund      New Investment of new Fund
-----------                 -------------------------------      --------------------------

Limited Maturity Bond Fund           $ 2,885,041                        $ 2,885,041
Index 500 Fund ...........            32,143,595                         32,143,595
Mid Cap Growth Fund ......             5,062,935                          5,062,935
Mid Cap Value Fund .......             8,855,866                          8,855,866

The disposition resulted in realized gains (losses) of $(379,489), $5,987,481, $1,113,303 and $(1,703,672) in the Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - The operations of Account I are included in the federal income tax return of PIA, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, PIA does not expect to incur federal income taxes on the earnings of Account I to the extent of the earnings are credited under the contracts. Based on this, no charge is being made currently to Account I for federal income taxes. PIA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. PIA believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the year ended December 31, 2001:

                                                     Purchases          Sales
                                                     ---------          -----

Money Market Fund ...............................   $15,714,743     $11,577,371
Quality Bond Fund ...............................     3,518,441       1,627,116
High Yield Bond Fund ............................     1,427,385       2,307,938
Growth Equity Fund ..............................       824,235       4,176,390
Large Cap Value Fund ............................     3,359,762       5,332,883
Flexibly Managed Fund ...........................    11,396,368       8,931,244
International Equity Fund .......................     1,749,069       4,527,216
Small Cap Value Fund ............................     2,789,565       1,986,968
Emerging Growth Fund ............................     2,459,919       6,508,213
Limited Maturity Bond Fund ......................       815,448         514,387
Index 500 Fund ..................................       854,063       5,212,703
Mid Cap Growth Fund .............................     1,102,311       1,934,961
Mid Cap Value Fund ..............................     1,650,253       2,300,495
Balanced Portfolio ..............................     3,508,985       2,690,989
Equity Income Portfolio .........................     5,846,221       8,331,887
Growth Portfolio ................................     6,708,279      13,513,094
Asset Manager Portfolio .........................       517,347       1,824,227
Emerging Markets Equity (Int'l) Portfolio .......       194,369         884,682

NOTE 3. CONTRACT CHARGES

         Operations are charged for mortality and expense risks assumed by PIA and for administration expenses at an annual rate of 1.25% and 0.15% respectively, of the average value of Account I. As reimbursement for expenses incurred in administering the contract, PIA receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

        If a policy is surrendered within the first 7 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

NOTE 4. UNIT VALUES

        As of December 31, 2001, the accumulation units and accumulation unit values are as follows:

                                                     Accumulation   Accumulated
Pennant Variable Annuity Contract                       Units       Unit Value
                                                        -----       ----------

Money Market Fund ................................    1,278,215       $12.68
Quality Bond Fund ................................      677,304       $15.61
High Yield Bond Fund .............................      535,924       $14.96
Growth Equity Fund ...............................      727,135       $17.18
Large Cap Fund ...................................    1,312,809       $21.73
Flexibly Managed Fund ............................    3,527,243       $22.09
International Equity Fund ........................      954,969       $14.26
Small Cap value Fund .............................      679,787       $17.97
Emerging Growth Fund .............................      524,138       $30.34
Limited Maturity Bond Fund .......................      224,351       $13.31
Index 500 Fund ...................................    1,518,913       $14.19
Mid Cap Growth Fund ..............................      340,530       $11.92
Mid Cap Value Fund ...............................      557,078       $15.45
Balanced Portfolio ...............................      407,163       $16.95
Equity Income Portfolio ..........................    1,373,560       $20.74
Growth Portfolio .................................    1,563,951       $23.93
Asset Manager Portfolio ..........................      363,677       $17.18
Emerging Markets Equity (Int'l) Portfolio ........      261,272       $ 7.15

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the year ended December 31, 2000:

                                                     Accumulation   Accumulated
Pennant Variable Annuity Contract                       Units       Unit Value
                                                        -----       ----------

Money Market Fund ................................    1,024,742       $12.37
Quality Bond Fund ................................      599,315       $14.53
High Yield Bond Fund .............................      630,162       $14.18
Growth Equity Fund ...............................      858,521       $23.34
Large Cap Fund ...................................    1,428,715       $22.58
Flexibly Managed Fund ............................    3,667,112       $20.31
Small Cap Value Fund .............................      652,462       $15.61
International Equity Fund ........................    1,090,618       $20.12
Emerging Growth Fund .............................      639,767       $36.55
Limited Maturity Bond Fund .......................      208,281       $12.66
Index 500 Fund ...................................    1,754,507       $16.35
Mid Cap Growth Fund ..............................      377,440       $16.81
Mid Cap Value Fund ...............................      630,310       $16.18
Balanced Portfolio ...............................      523,959       $19.84
Equity Income Portfolio ..........................    1,565,423       $22.13
Growth Portfolio .................................    1,848,711       $29.47
Asset Manager Portfolio ..........................      446,747       $18.16
Emerging Markets Equity (Int'l) Portfolio ........      344,387       $ 7.76

NOTE 5. FINANCIAL HIGHLIGHTS

                                                       At December 31, 2001                For the year ended December 31, 2001
                                              ------------------------------------     ---------------------------------------------
                                              Units         Unit        Net Assets      Investment       Expense          Total
                                              (000s)     Fair Value       (000s)       Income Ratio*    Ratio (%)**    Return (%)***
                                              ------     ----------     ----------     -------------    -----------    -------------
Money Market Fund                             1,278         12.68         16,211           3.82%            1.40             2.54
Quality Bond Fund                               677         15.61         10,570           4.97%            1.40             7.40
High Yield Bond Fund                            536         14.96          8,014           8.28%            1.40             5.44
Growth Equity Fund                              727         17.18         12,493           0.02%            1.40           (26.38)
Large Cap Value Fund                          1,313         21.73         28,523           1.23%            1.40            (3.76)
Flexibly Managed Fund                         3,527         22.09         77,914           2.71%            1.40             8.75
International Equity Fund                       955         14.26         13,620           1.73%            1.40           (29.12)
Small Cap Value Fund                            680         17.97         12,211           0.11%            1.40            15.12
Emerging Growth Fund                            524         30.34         15,899           0.00%            1.40           (17.01)
Limited Maturity Bond                           224         13.31          2,986           3.83%            1.40             5.15
Index 500 Fund                                1,519         14.19         21,555           1.04%            1.40           (13.21)
Mid Cap Growth Fund                             341         11.92          4,058           0.00%            1.40           (29.11)
Mid Cap Value Fund                              557         15.45          8,604           0.62%            1.40            (4.51)
Balanced Portfolio                              407         16.95          6,900           2.01%            1.40           (14.56)
Equity Income Portfolio                       1,374         20.74         28,488           1.82%            1.40            (6.28)
Growth Portfolio                              1,564         23.93         37,424           0.09%            1.40           (18.79)
Asset Manager Portfolio                         364         17.18          6,247           4.67%            1.40            (5.42)
Emerging Markets Equity (Int'l) Portfolio       261          7.15          1,932           0.00%            1.40            (7.79)

* These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account I, net of management fees and expenses assessed by the fund manager, divided by the average assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded.

*** These ratios represent the total return for the period indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated through the end of the reporting period.

                          Independent Auditor's Report

The Penn Insurance and Annuity Company and Contract
  Owners of PIA Variable Annuity Account I

We have audited the statement of assets and liabilities of the PIA Variable Annuity Account I comprising the Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio and Emerging Markets Equity (Int'l) Portfolio (collectively, the "Subaccounts") as of December 31, 2001 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of PIA Variable Annuity Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PIA Variable Annuity Account I as of December 31, 2001, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP






Philadelphia, Pennsylvania
APril 5, 2002

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                                 BALANCE SHEETS
--------------------------------------------------------------------------------

AS OF DECEMBER 31,                                             2001             2000
----------------------------------------------------------------------------------------
(IN THOUSANDS, EXCEPT PER SHARE AMOUNT)
ASSETS

Debt securities, at fair value                              $   654,916      $   662,209
Equity securities, at fair value                                    822                -
Policy loans                                                    330,854          304,411
Short-term investments                                           14,501            1,388
Other invested assets                                            10,235           10,179
                                                            -----------      -----------
         Total investments                                    1,011,328          978,187

Cash and cash equivalents                                         1,901            1,477
Investment income due and accrued                                28,148           25,814
Deferred acquisition costs                                       56,438           76,443
Other assets                                                          -            6,327
Separate account assets                                         314,263          375,485
                                                            -----------      -----------
        TOTAL ASSETS                                        $ 1,412,078      $ 1,463,733
                                                            ===========      ===========


LIABILITIES

Reserves for future policy benefits                         $    98,901      $    97,365
Other policyholder funds                                        797,129          799,494
Accrued income tax payable                                       24,637           18,441
Other liabilities                                                16,238           13,782
Separate account liabilities                                    314,263          375,485
                                                            -----------      -----------
         TOTAL LIABILITIES                                    1,251,168        1,304,567
                                                            -----------      -----------



STOCKHOLDER'S EQUITY
Common stock, $2.50 par value; 1,000 shares
     authorized, issued, and outstanding                          2,500            2,500
Additional paid-in capital                                       92,869           92,869
Retained earnings                                                56,339           65,256
Accumulated other comprehensive income/(loss)
     unrealized gains/(losses) on investments                     9,202           (1,459)
                                                            -----------      -----------
        TOTAL STOCKHOLDER'S EQUITY                              160,910          159,166
                                                            -----------      -----------
           TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $ 1,412,078      $ 1,463,733
                                                            ===========      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                                INCOME STATEMENTS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED  DECEMBER 31,                      2001            2000         1999
--------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                   $   6,509      $  11,706      $   8,401
Policy fee income                                       30,604         25,227         25,057
Net investment income                                   75,983         72,161         67,653
Net realized capital gains/(losses)                      1,533         (6,208)        (1,796)
Other income                                               755          6,371          4,664
                                                     ---------      ---------      ---------
     TOTAL REVENUE                                     115,384        109,257        103,979
                                                     ---------      ---------      ---------



BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries        69,658         59,860         56,777
Reserves for future policy benefits                      1,633          7,356          5,267
General expenses                                        10,647          9,219          7,967
Amortization of deferred acquisition costs              11,813         15,132         12,681
                                                     ---------      ---------      ---------
TOTAL BENEFITS AND EXPENSES                             93,751         91,567         82,692
                                                     ---------      ---------      ---------


INCOME BEFORE INCOME TAXES                              21,633         17,690         21,287

Federal income taxes/(benefit):
       Current                                           9,049          5,854          8,841
       Deferred                                         (1,799)          (566)        (1,347)
                                                     ---------      ---------      ---------
 INCOME TAX EXPENSE                                      7,250          5,288          7,494
                                                     ---------      ---------      ---------
      NET INCOME                                     $  14,383      $  12,402      $  13,793
                                                     =========      =========      =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------


                                                              ADDITIONAL                      OTHER          TOTAL
                                                 COMMON         PAID-IN       RETAINED     COMPREHENSIVE  STOCKHOLDER'S
                                                  STOCK         CAPITAL       EARNINGS     INCOME/(LOSS)     EQUITY
 -----------------------------------------------------------------------------------------------------------------------------
 (IN THOUSANDS)
BALANCE AT JANUARY 1, 1999                      $  2,000      $  93,369      $  63,561      $  13,526      $ 172,456
   Net income for 1999                                 -              -         13,793              -         13,793
   Other comprehensive loss, net of tax:
        Unrealized depreciation of securities,
        net of reclassification adjustments            -              -              -        (25,110)       (25,110)
                                                                                                           ---------
   Comprehensive Loss                                                                                        (11,317)
   Dividend paid to Penn Mutual                        -              -        (10,000)             -        (10,000)
   Change of par value of common stock               500           (500)             -              -              -
                                               ---------      ---------      ---------      ---------      ---------
BALANCE AT DECEMBER 31, 1999                       2,500         92,869         67,354        (11,584)       151,139

   Net income for 2000                                 -              -         12,402              -         12,402
   Other comprehensive income, net of tax:
        Unrealized appreciation of securities,
        net of reclassification adjustments            -              -              -         10,125         10,125
                                                                                                           ---------
   Comprehensive Income                                                                                       22,527
   Dividend paid to Penn Mutual                        -              -        (14,500)             -        (14,500)
                                               ---------      ---------      ---------      ---------      ---------
BALANCE AT DECEMBER 31, 2000                       2,500         92,869         65,256         (1,459)       159,166
   Net income for 2001                                 -              -         14,383              -         14,383

   Other comprehensive income, net of tax:
        Unrealized appreciation of securities,
        net of reclassification adjustments            -              -              -         10,661         10,661
                                                                                                           ---------
   Comprehensive Income                                                                                       25,044
   Dividend paid to Penn Mutual                        -              -        (23,300)             -        (23,300)
                                               ---------      ---------      ---------      ---------      ---------
BALANCE AT DECEMBER 31, 2001                   $   2,500      $  92,869      $  56,339      $   9,202      $ 160,910
                                               =========      =========      =========      =========      =========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------


FOR THE YEARS ENDED DECEMBER 31,                                              2001           2000                 1999
----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
            CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                 $  14,383      $  12,402             $  13,793
Adjustments to reconcile net income to net cash provided by operations
   Capitalization of deferred acquisition costs                                 (324)        (1,040)               (2,684)
   Amortization of deferred acquisition costs                                 11,813         15,132                12,681
   Policy fees on universal life and investment contracts                    (28,408)       (22,598)              (21,961)
   Interest credited on universal life and investment contracts               41,013         39,956                37,877
   Net realized capital (gains)/losses                                        (1,533)         6,208                 1,796
   (Increase) in investment income due and accrued                            (3,932)        (2,334)                 (152)
   Increase in reserves for future policy benefits                             1,536          6,914                 4,643
   Increase/(decrease) in accrued income tax payable                             452         (2,270)                1,720
   Other, net                                                                  5,168         (6,118)                4,847
                                                                           ---------      ---------             ---------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                           41,766         44,654                52,560
                                                                           ---------      ---------             ---------


          CASH FLOWS FROM INVESTING ACTIVITIES

SALES OF INVESTMENTS:
   Debt securities available for sale                                        158,195        277,128               156,100
   Equity securities                                                                              -                   245
   Other invested assets                                                           -          1,580                     -


MATURITY AND OTHER PRINCIPAL REPAYMENTS:
   Debt securities available for sale                                         44,638         74,792                60,445
   Mortgage loans                                                                  -              -                 2,353
   Other invested assets                                                       2,342              -                     -

COST OF INVESTMENTS ACQUIRED:
   Debt securities available for sale                                       (170,577)      (356,554)             (222,066)
   Equity securities                                                            (822)             -                  (179)
   Other invested assets                                                      (1,897)        (4,612)               (8,410)
(Increase) in short-term investments                                         (13,113)            (9)                 (431)
(Increase) in policy loans, net                                              (26,443)       (17,062)              (16,738)
                                                                           ---------      ---------             ---------
           NET CASH USED BY INVESTING ACTIVITIES                              (7,677)       (24,737)              (28,681)
                                                                           ---------      ---------             ---------

                                  - continued -

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                      STATEMENTS OF CASH FLOWS - CONTINUED
--------------------------------------------------------------------------------

AS OF DECEMBER 31,                                                  2001           2000           1999
--------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
        CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts             $  52,414      $  52,243      $  79,900
Withdrawals from universal life and investment contracts          (102,108)       (97,653)       (78,463)
Transfers from/(to) separate accounts                               39,329         38,265        (16,337)
Return of capital/dividend to Penn Mutual                          (23,300)       (14,500)       (10,000)
                                                                 ---------      ---------      ---------
        NET CASH PROVIDED BY FINANCING ACTIVITIES                  (33,665)       (21,645)       (24,900)
                                                                 ---------      ---------      ---------
        NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS           424         (1,728)        (1,021)


CASH AND CASH EQUIVALENTS

        Beginning of the year                                        1,477          3,205          4,226
                                                                 ---------      ---------      ---------
        END OF THE YEAR                                          $   1,901      $   1,477      $   3,205
                                                                  =========      =========      =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
-----------------------------------------------
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Insurance and Annuity Company (the "Company") was founded in 1980 and commenced business in 1981 as a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"). The Company currently concentrates primarily in the sale of individual annuity products, both fixed and variable. The Company sells its products through Penn Mutual's distribution systems, which consist of a network of career agents, independent agents and independent marketing organizations. Additionally, it has a significant amount of universal life insurance business in force, although the Company no longer sells these products. The Company is licensed to do business in forty-eight states and the District of Columbia.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For loan and asset-backed securities of high credit quality, changes in expected cash flows are recognized on the retrospective adjustment method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for mortgage and asset-backed and structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES
The Company periodically utilizes various financial instruments, such as interest rate swaps and financial futures to hedge against interest rate fluctuation. These derivatives are carried at fair value and are classified in Other Invested Assets in the Balance Sheet. The Company's derivative transactions are designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. During 2001 and 2000, the Company did not enter into any derivative transactions.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to universal life insurance policies and annuity products are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality, expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable annuity and pension contractholders. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
RIDERS ON UNIVERSAL LIFE POLICIES AND LIFE CONTINGENT ANNUITY PRODUCTS FUTURE policy benefits include reserves for riders on universal life insurance policies and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for these riders are unearned cost of insurance charges using statutory assumptions for investment yields and mortality. Interest rate assumptions used in the calculation of the liabilities for universal life riders ranged from 3.5% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for the life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 4.59% to 11.25%. Premiums are recognized in income as they are received. Death and surrender benefits are reported in expense as incurred.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
UNIVERSAL LIFE AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 3.0% to 8.10%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its parent, Penn Mutual. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,100 with over one-half of its life insurance in force ceded to Penn Mutual.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
2.  INVESTMENTS:
---------------
DEBT SECURITIES
The following tables summarize the Company's investment in debt securities. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $3,432 and $3,170 as of December 31, 2001 and 2000, respectively.

                                                              DECEMBER 31, 2001
                                              ------------------------------------------------
                                                              GROSS          GROSS
                                               AMORTIZED   UNREALIZED      UNREALIZED   FAIR
                                                  COST        GAINS          LOSSES     VALUE
                                              ------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities          $ 43,314     $  3,870         $  -     $ 47,184
Foreign governments                               4,971          143            -        5,114
Corporate securities                            337,087       11,727        8,342      340,472
Mortgage and other asset-backed securities      250,100       12,326          280      262,146
                                               --------     --------     --------     --------
     TOTAL                                     $635,472     $ 28,066     $  8,622     $654,916
                                               ========     ========     ========     ========

                                                               DECEMBER 31, 2000
                                              ------------------------------------------------
                                                              GROSS         GROSS
                                               AMORTIZED    UNREALIZED    UNREALIZED    FAIR
                                                  COST        GAINS        LOSSES       VALUE
                                              ------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities          $ 70,550     $  1,343     $  2,870     $ 69,023
Foreign governments                               4,919          187            -        5,106
Corporate securities                            309,262        5,655       14,078      300,839
Mortgage and other asset-backed securities      279,663        8,517          939      287,241
                                               --------     --------     --------     --------
     TOTAL                                     $664,394     $ 15,702     $ 17,887     $662,209
                                               ========     ========     ========     ========

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2001 by contractity.

                                                                      AMORTIZED         FAIR
                 Years to Maturity:                                     COST           VALUE
                                                                  --------------   -------------
                 One or less                                         $  51,058       $  55,443
                 After one through five                                 75,219          79,620
                 After five through ten                                121,614         123,362
                 After ten                                             137,481         134,345
                 Mortgage and other asset-backed securities            250,100         262,146
                                                                     ---------       ---------
                      TOTAL                                          $ 635,472       $ 654,916
                                                                     =========       =========

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 5.4 years.

At December 31, 2001, the Company held $262,146 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $153,004 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $109,142. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $223,824 are rated AAA and include $1,092 of interest only tranches. As of December 31, 2001 and 2000, the Company's investments included $20,439 and $27,876, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 13% and 18% of stockholder's equity as of December 31, 2001 and 2000, respectively.

At December 31, 2001, the largest industry concentration of the Company's portfolio was investments in the utility industry of $86,193, representing 13% of the total debt portfolio.

Proceeds during 2001, 2000, and 1999 from sales of available-for-sale securities were $158,195, $277,128, and $155,497. Gross gains and gross losses realized on those sales were $5,996 and $3,987, respectively, during 2001, $799 and $8,255, respectively, during 2000, and $1,162 and $2,992, respectively, during 1999.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2001 and 2000, debt securities with amortized cost totaling $45,965 and $15,003, respectively, were less than investment grade. At December 31, 2001 and 2000, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2001 and 2000.

EQUITY SECURITIES
The cost basis of equity securities and related gross unrealized gains were $821 and $1, respectively, as of December 31, 2001. The Company had no equity securities as of December 31, 2000.

OTHER
Investments on deposit with regulatory authorities as required by law were $3,758 and $3,568 at December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

3.  INVESTMENT INCOME AND CAPITAL GAINS:
----------------------------------------
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                               2001        2000        1999
                                              -------     -------     -------
     Debt securities                          $49,200     $48,184     $47,795
     Equity securities                             15           -           -
     Policy loans                              25,651      23,130      19,830
     Short-term investments                       693       1,140         399
     Other invested assets                      1,333         652         529
                                              -------     -------     -------
     Gross investment income                   76,892      73,106      68,553
           Less: Investment expense               909         945         900
                                              -------     -------     -------
     Investment income, net                   $75,983     $72,161     $67,653
                                              =======     =======     =======



The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31.

                                               2001        2000        1999
                                              -------     -------     -------

     Debt securities                          $ 2,009     $(7,456)    $(2,745)
     Other                                          8          --         200
     Amortization of deferred
       acquisition costs                         (484)      1,248         749
                                              -------     -------     -------
     Net realized capital
       gains/(losses)                         $ 1,533     $(6,208)    $(1,796)
                                              =======     =======     =======


The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

     Unrealized gains/(losses):
           Debt securities                    $21,629     $21,307     $(52,515)
           Other invested assets                  491        (658)        (605)
                                              -------     -------     --------
                                               22,120      20,649      (53,120)
                                              -------     -------     --------

      Less:
           Deferred policy acquisition costs    5,715       5,071      (14,488)
           Deferred income taxes                5,744       5,453      (13,522)
                                              -------     -------     --------
      Net change in unrealized gains/(losses) $10,661     $10,125     $(25,110)
                                              =======     =======     ========

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                     2001              2000           1999
         RECLASSIFICATION ADJUSTMENTS                               -------          -------         -------
         Unrealized holding gains/(losses) arising
              during period                                        $12,473           $ 6,525         $(23,223)
         Reclassification adjustment for gains included
              in net income                                          1,812            (3,600)           1,887
                                                                   -------           -------         --------
         Unrealized gains/(losses) on investments, net
             of reclassification adjustment                        $10,661           $10,125         $(25,110)
                                                                   =======           =======         ========

Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000, and 1999 are net of income tax expense/(benefit) of $976, $(1,917), and $1,016, respectively, and $1,309, $(1,885), and $1,166, respectively, relating to the effects of such amounts on deferred acquisition costs.

4.  FAIR VALUE INFORMATION:
---------------------------
The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2001 and 2000. 2001 2000

                                                           2001                     2000
                                                  ---------------------     ---------------------
                                                  CARRYING       FAIR       CARRYING       FAIR
                                                   VALUE         VALUE        VALUE        VALUE
                                                  --------     --------     --------     --------
     FINANCIAL ASSETS:
        Debt securities, available for sale       $654,916     $654,916     $662,209     $662,209
        Equity securities
              Non-redeemable preferred stocks          822          822           --           --
        Policy loans                               330,854      330,854      304,411      304,411
        Short-term investments                      14,501       14,501        1,388        1,388
        Other invested assets                       10,235       10,235       10,179       10,179
        Cash and cash equivalents                    1,901        1,901        1,477        1,477
        Separate account assets                    314,263      314,263      375,485      375,485

     FINANCIAL LIABILITIES:
        Investment-type contracts
             Individual annuities                 $ 57,627     $ 60,564     $ 62,864     $ 66,462
             Other policyholder funds                4,110        4,110        3,036        3,036
                                                  --------     --------     --------     --------
       Total policyholder funds                     61,737       64,674       65,900       69,498
       Separate account liabilities                314,263      314,263      375,485      375,485

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, and short-term investments and separate account assets approximate their fair values. The resulting fair value may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company may utilize derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset liability management process, which focuses on risks which impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $36,930 and $40,744 as of December 31, 2001 and 2000, respectively.

5.  INCOME TAXES:
-----------------
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                            2001          2000
                                                           -------       -------
DEFERRED TAX ASSETS:
   Future policy benefits                                  $ 4,778       $ 6,531
   Investment losses                                         1,198         1,110
   Unrealized investment losses                                 --           822
   Other                                                       955           593
                                                           -------       -------
          Total deferred tax asset                           6,931         9,056
                                                           -------       -------

DEFERRED TAX LIABILITIES:
   Deferred acquisition costs                               18,489        22,189
   Unrealized investment gains                               4,920          --
   Other                                                     2,737         2,137
                                                           -------       -------
          Total deferred tax liability                      26,146        24,326
                                                           -------       -------
Net deferred tax liability                                  19,215        15,270
Tax currently payable                                        5,422         3,171
                                                           -------       -------
ACCRUED INCOME TAX PAYABLE                                 $24,637       $18,441
                                                           =======       =======


The income taxes attributable to net income are different from the amounts determined by multiplying net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the tax provision is summarized as follows:

                                                   2001        2000      1999
                                                  -------    -------    -------
Tax expense at 35%                                $ 7,572    $ 6,191    $ 7,450
Increase/(decrease) in income taxes resulting
from:
   Dividends received deduction                      (397)    (1,019)      (210)
   Other                                               75        116        254
                                                  -------    -------    -------
Income tax expense                                $ 7,250    $ 5,288    $ 7,494
                                                  =======    =======    =======


Cash paid for federal income taxes in 2001, 2000, and 1999 was $7,487, $7,707, and $8,124, respectively.

The Internal Revenue Service has examined Penn Mutual's income tax returns through the year 1997. Management believes that an adequate provision has been made for any potential assessments.

6.  REINSURANCE:
----------------
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

                                             ASSUMED      CEDED TO
                                 GROSS      FROM OTHER      OTHER         NET
                                 AMOUNT     COMPANIES     COMPANIES     AMOUNT
                               ----------   ----------   ----------   ----------

DECEMBER 31, 2001:
  Life Insurance in Force      $2,809,103   $2,271,563   $  745,585   $4,335,081
  Premiums                          6,509           --           --        6,509
  Benefits                         66,545        6,902        3,789       69,658
  Reserves                        678,563      217,467        1,238      894,792
DECEMBER 31, 2000:
  Life Insurance in Force      $2,930,513   $2,432,921   $2,688,813   $2,674,621
  Premiums                         11,706           --           --       11,706
  Benefits                         60,367        7,123        7,630       59,860
  Reserves                        669,018      227,841        3,319      893,540

During 1999, the Company had gross premiums of $8,401 and gross benefits of $58,770, assumed benefits of $6,890 and ceded benefits of $8,883.

The Company assumes and cedes certain risks under reinsurance agreements with Penn Mutual. Net life insurance in-force assumed from Penn Mutual totaled $1,983,784 and $273,590 as of December 31, 2001 and 2000, respectively. The Company maintained reserves related to these policies of $217,378 and $226,827 as of December 31, 2001 and 2000, respectively. Net deposits assumed in connection with these agreements were $14,352, $6,851, and $5,107 in 2001, 2000, and 1999, respectively.

In 1999 and 2000, the Company had an intercompany Yearly Renewable Term (YRT) reinsurance treaty with its parent, Penn Mutual, which covered certain universal life insurance products. Effective January 1, 2001, the Company rescinded this treaty. This treaty provided for an experience refund to be paid to the Company by Penn Mutual in the amount of 75% of any reinsurance gain that is generated on the products covered by the reinsurance agreement. As a result, $3,726 and $2,562 was received by the Company from Penn Mutual as an experience rating refund in 2000 and 1999, respectively.

7.    RELATED PARTY TRANSACTIONS:
---------------------------------
The Company's parent has undertaken to provide sufficient financial support so that the Company will have adequate capital and surplus as required by applicable laws to meet its obligation to its policyholders under the terms of the Company's policies and contracts.

Under the terms of an expense allocation agreement, the Company reimbursed Penn Mutual for services and facilities provided on behalf of the Company, including direct and allocated expenses. For 2001, 2000, and 1999, the total expenses incurred under this agreement were $8,673, $7,394, and $6,766, respectively.

State insurance laws limit the amount of dividends that the Company may pay to Penn Mutual.

8.  COMMITMENTS AND CONTINGENCIES:
----------------------------------
The Company and its parent are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance industry continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                    (IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2001, the Company had outstanding commitments totaling $3,065 relating to these investment activities. The fair value of these commitments approximates the face amount.


9.   STATUTORY INFORMATION:
--------------------------
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual - version effective January 1, 2001, (referred to as Codification). The impact of adopting Codification was a decrease to statutory capital and surplus of $1,082.

The Company's statutory capital and surplus at December 31, 2001 and 2000 was $107,228 and $113,510, respectively. The Company's net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2001, 2000 and 1999 was $19,141, $22,096, and $18,354, respectively.

10.  STOCKHOLDER'S EQUITY:
-------------------------
During 1999, the Company increased the par value of its common stock from $2 per share to $2.50 per share in order to meet certain states minimum capital requirements. Accordingly, $500 was transferred from additional paid-in capital to common stock.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
January 25, 2002

                                     PART C
                                     ------

                                OTHER INFORMATION
                                -----------------

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS INCLUDED IN PART B:

          FINANCIAL STATEMENTS OF PIA VARIABLE ANNUITY ACCOUNT I.
          Statement of Assets and Liabilities - December 31, 2001
          Statement of Operations - December 31, 2001
          Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000
          Notes to Financial Statements - December 31, 2001
          Report of Independent Auditors

          FINANCIAL STATEMENTS OF THE PENN INSURANCE AND ANNUITY COMPANY. Balance Sheets - As of December 31, 2001 and 2000
          Income Statements for the years ended December 31, 2001, 2000 and 1999 Statements of Changes in Stockholder's Equity for the years ended December 31, 2001, 2000 and 1999
          Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999
          Notes to Financial Statements
          Report of Independent Auditors - January 25, 2002

          (b) Exhibits

          1. Resolution of Board of Directors of The Penn Insurance and Annuity Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1 to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

          2.   Not applicable.

          3.   (a)     Form of Sales Support Agreement between The Penn
                       Insurance and Annuity Company and Hornor, Townsend &
                       Kent, Inc. dated March 1, 1995. Incorporated herein by refeference to Exhibit 3(a) to Post Effective Amendment
                       No. 6 to Registrant's Registration Statement on Form N-4
                       (File No. 33-83120) as filed with the Securities and Exchange Commission via EDGAR (Accession
                       No.0000950116-00-000970) on April 26, 2000.

               (b) Form of Agent's Agreement between the Company, Hornor, Townsend & Kent, Inc. and Agent, relating to broker dealer supervision. Incorporated herein by reference to
                       Exhibit 3(b) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

               (c) Form of Distribution Agreement between The Penn Insurance and Annuity Company and Hornor, Townsend & Kent, Inc. dated March 1, 1995. Incorporated herein by reference to
                       Exhibit 3(c) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

               (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

               (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance
                       laws).Incorporated herein by refeference to Exhibit 3(e) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form N-4 (File No. 33-83120) as filed with the Securities and Exchange Commission via EDGAR (Accession No.0000950116-00-000970) on April 26,
                       2000.

          4.   (a)     Individual Variable and Fixed Annuity Contract (Form
                       IA-94). Incorporated herein by reference to Exhibit 4(a) to Post Effective Amendment No. 5 to Registrant's
                       Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via
                       EDGAR (Accession No. 0000950116-99-000846) on April 28,
                       1999.

               (b) Endorsement No. PI 1534-96 to Individual Retirement Annuity Contract. Incorporated herein by reference to
                       Exhibit 4(b) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

               (c) Endorsement No. PI 1542-97 to Tax Deferred Annuity 403(b) Contract. Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28,
                       1999.

               (d) Endorsement No. PI 1536-90-403(b) Loan Endorsement. Incorporated herein by reference to Exhibit 4(d) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

               (e) Endorsement No. PI 1543-90 to Non-Transferrable Annuity-401(g). Incorporated herein by reference to
                       Exhibit 4(e) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

               (f) Endorsement No. PI 1542-90 to Tax Deferred Annuity-403(b). Incorporated herein by reference to
                       Exhibit 4(f) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

          5. Application for Individual Variable and Fixed Annuity Contract (Form PI 1335). Incorporated herein by reference to Exhibit 5 to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

          6.   (a)     Certificate of The Penn Insurance and Annuity Company.
                       Incorporated herein by reference to Exhibit 6(a) to Post
                       Effective Amendment No. 5 to Registrant's Registration
                       Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR
                       (Accession No. 0000950116-99-000846) on April 28, 1999.

               (b) By-laws of The Penn Insurance and Annuity Company. Incorporated herein by reference to Exhibit 6(b) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

          7.           None.

          8.   (a)(1)  Sales Agreement between The Penn Insurance and Annuity
                       Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002470) on April 29,
                       1996.

               (a)(2) Assignment and Modification Agreement between Neuberger & Berman Management Trust, Neuberger & Berman Advisers Managers Trust, Advisers Managers Trust and The Penn Insurance and Annuity Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 (File No. 33-83120) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002470) on April 29,1996.

               (a)(3) Amendment to Participation Agreement between The Penn Insurance and Annuity Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30, 1997.

               (b) Participation Agreement between The Penn Insurance and Annuity Company and Variable Insurance Products Fund. Incorporated herein by reference to Exhibit 8(c) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

               (c) Participation Agreement between The Penn Insurance and Annuity Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(d) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

               (d) Form of Sales Agreement between Penn Series Funds, Inc. and The Penn Insurance and Annuity Company. Filed herewith.

               (e) Participation Agreement between The Penn Insurance and Annuity Company and Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. effective May 1, 2000) Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4 (File no. 33-83120), as filed with the Securities and Exchange Commission via EDGAR, (Accession No. 000950109-97-003327) on April 30, 1997.

          9. Opinion of Franklin L. Best, Jr., Managing Corporate Counsel to The Penn Mutual Life Insurance Company (parent of the Company), as to the legality of the Contracts. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-4 (File No. 33-83120 and Accession No. 0000950116-01-000687) on April 20, 2001

          10.          Consent of Ernst & Young LLP.  Filed herewith.

          11.          None.

          12.          None.

          13.          Schedule for Computation of Performance Quotations.
                       Filed herewith.

          14.      (a) Powers of Attorney of Directors.Incorporated herein by reference to Exhibit 14(a) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form N-4 (File No. 33-83120) as filed with the Securities and Exchange Commission via EDGAR (Accession No.0000950116-00-000970) on April 26, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
         ---------------------------------------

The following table sets forth all of the directors and officers of the Depositor.

NAME                                  POSITION AND OFFICES WITH DEPOSITOR
----                                  -----------------------------------
Daniel J. Toran                       Director, President


Robert E. Chappell                    Director, Chairman of the Board


Nancy S. Brodie                       Director, Executive Vice President and Chief Financial Officer

Larry L. Mast                         Director

NAME                                  POSITION AND OFFICES WITH DEPOSITOR
----                                  -----------------------------------

Ernest K. Noll                        Director

Rudolph C. Sander                     Director

Peter M. Sherman                      Executive Vice President, Chief Investment Officer

Richard F. Plush                      Vice President and Chief Actuary

Frederick M. Rackovan                 Vice President

Susan T. Deakins                      Assistant Vice President and Actuary

Ann M. Strootman                      Controller

Steven M. Herzberg                    Treasurer

Franklin L. Best, Jr.                 Secretary and Counsel

Raymond G. Caucci                     Associate Actuary

Edward J. Zapisek                     Associate Actuary

The business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
         -----------------------------------------------------------------------

              The Depositor is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company.

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES
                      -------------------------------------

Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
The Penn Insurance and Annuity Company   Life Insurance and Annuities              Delaware
Independence Capital Management, Inc.    Investment Adviser                        Pennsylvania
Penn Janney Fund, Inc.                   Investments                               Pennsylvania
INDEPENDENCE SQUARE PROPERTIES, LLC.     Holding Company                           Pennsylvania
The Pennsylvania Trust Company           Trust Company                             Pennsylvania

                      INDEPENDENCE SQUARE PROPERTIES, LLC.
                            WHOLLY-OWNED SUBSIDIARIES
                            -------------------------

Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
INDEPRO CORPORATION                      Real Estate Investment                    Delaware
Economic Resources Associates, Inc.      Real Estate Investment                    Delaware
WPI Investment Company                   Real Estate Investment                    Delaware
Hornor, Townsend & Kent, Inc.            Registered Broker-Dealer and              Pennsylvania
                                         Investment Adviser
JANNEY MONTGOMERY SCOTT LLC              Registered Broker-Dealer and              Delaware
                                         Investment Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES
                            -------------------------

Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
Indepro Property Fund I Corporation      Real Estate Investment                    Delaware
Indepro Property Fund II Corporation     Real Estate Investment                    Delaware
Commons One Corporation                  Real Estate Investment                    Delaware
West Hazleton, Inc.                      Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES
                            -------------------------

Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
JMS Resources, Inc.                      Oil and Gas Development                   Pennsylvania
JMS Investor Services, Inc.              Insurance Sales                           Delaware

ITEM 27. NUMBER OF CONTRACT OWNERS
         -------------------------

              As of March 31, 2002, there were:
              3,528 owners of qualified individual variable annuity contracts 2,682 owners of nonqualified individual variable annuity contracts

ITEM 28. INDEMNIFICATION
         ---------------

              Article 4.1 of the By-laws of The Penn Insurance and Annuity Company provides as follows: "The Company shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding either civil, criminal, administrative or investigative by reason of the fact that he is or was a Director, Officer or employee of the Company or is or was serving at the request of the Company as a director, officer or employee of another enterprise against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the extent that such person is not otherwise indemnified and the power to do so has been or may be granted by statute. For this purpose the Board of Directors may, and on request of any such person shall be required to, determine in each case whether or not the applicable standards in any such statute have been met, or such determination shall be made by independent legal counsel, if the Board so directs or if the Board is not empowered by statute to make such determination." Article 4.2 further provides that the foregoing indemnification provision is not exclusive, and Article 4.3 authorizes the Board to purchase at the Company's expense insurance and to give other indemnification to the extent permitted by law.

              Selling Agreements entered into by The Penn Insurance and Annuity Company ("PIA") and its affiliate, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of PIA and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters
-------------------------------

              Hornor, Townsend & Kent, Inc. serves as principal underwriter of the securities of the Registrant.

              Hornor, Townsend & Kent, Inc. serves as principal underwriter for variable annuity and variable life insurance contracts issued by Penn Mutual and funded through Variable Annuity Account III and Variable Life Account I.

              HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS
              ------------------------------------------------------

              Daniel J. Toran, Chairman of the Board
              Steven O. Miller, Director, President and Chief Executive Officer John J. Gray, Director
              Larry L. Mast, Director
              Nina M. Mulrooney, Director and Assistant Vice President,
                 Compliance
              Henry R. Buck, Assistant Vice President and Treasurer
              Patricia L. Carbee, Assistant Vice President, Sales and Marketing Joseph R. Englert, Vice President, Trading and Operations Elizabeth A. Knoll, Assistant Treasurer
              Franklin L. Best, Jr., Counsel
              Laura M. Ritzko, Secretary
              Eileen M. Tkacik, Auditor

The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

                  COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR
                  --------------------------------------------------------------

                                Net Underwriting          Compensation
Name of Principal                 Discounts and                on                Broker               Other
    Underwriter                  Commissions               Redemption          Commissions         Commissions
---------------------------- ------------------------ -------------------- ------------------- --------------------
Hornor, Townsend & Kent,             $5,693               $                   $                   $
Inc.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------

              The name and address of the person who maintains physical possession of each account, book or other documents required by
              Section 31(a) of the Investment Company Act of 1940 is as follows:

              The Penn Insurance and Annuity Company
              600 Dresher Road
              Horsham, Pennsylvania 19044

ITEM 31. MANAGEMENT SERVICES
         -------------------

              See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS
         ------------

              THE PENN INSURANCE AND ANNUITY COMPANY HEREBY UNDERTAKES:
              --------------------------------------------------------

              (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

                     (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Insurance and Annuity Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 23rd day of April, 2002.

                                          PIA VARIABLE ANNUITY ACCOUNT I
                                          (Registrant)

                                          THE PENN INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                          By:  /s/ Daniel J. Toran
                                               -------------------
                                                   Daniel J. Toran
                                                   President

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 23rd day of April, 2002.

SIGNATURE                                   TITLE
---------                                   -----


/s/Daniel J. Toran                          President and Director
------------------
Daniel J. Toran                             (Principal Executive Officer)

/s/Nancy S. Brodie                          Executive Vice President,
------------------
Nancy S. Brodie                             Chief Financial Officer and Director
                                            (Principal Financial Officer)

/s/Ann M. Strootman                         Controller
-------------------
Ann M. Strootman                            (Principal Accounting Officer)

*Robert E. Chappell                         Director

*Larry L. Mast                              Director

*Ernest K. Noll                             Director

*Rudolph C. Sander                          Director



*By:  /s/ Daniel J. Toran
      -------------------------------------
          Daniel J. Toran, attorney-in-fact

                                  EXHIBIT INDEX


EX.99 B8(d)   Form of Sales Agreement between Penn Series Funds, Inc. and The Penn
              Insurance and Annuity Company.

EX.99 B10     Consent of Ernst & Young LLP.

EX.99 B13     Schedule for Computation of Performance Quotations.